American Funds Portfolio SeriesSM Prospectus April 7, 2017

Class	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T
American Funds Global Growth PortfolioSM	PGGAX	GGPCX	TPGGX	PGGFX	PGWFX	PGXFX	CPGAX	CPGCX	CGGEX	TGPPX
American Funds Growth PortfolioSM	GWPAX	GWPCX	TGGPX	GWPFX	GWPEX	GWPDX	CGPAX	CGPCX	CGPEX	TPGTX
American Funds Growth and Income PortfolioSM	GAIOX	GAITX	TGXIX	GAIFX	GAIEX	GAIHX	CGNAX	CGNCX	CGNEX	TGGGX
American Funds Balanced PortfolioSM	BLPAX	BLPCX	TBBPX	BLPFX	BLPEX	BLPDX	CBAAX	CBPCX	CBAEX	TBPBX
American Funds Income PortfolioSM	INPAX	INPCX	TTPPX	INPFX	INPEX	INPDX	CIPAX	CIPCX	CIPEX	TPTPX
American Funds Tax-Advantaged Income PortfolioSM	TAIAX	TAICX	TATAX	TAIFX	TXIFX	TYIFX	N/A	N/A	N/A	N/A
American Funds Preservation PortfolioSM	PPVAX	PPVCX	TPPPX	PPVFX	PPEFX	PPFFX	CPPAX	CPPCX	CPPEX	TPAPX
American Funds Tax-Exempt Preservation PortfolioSM	TEPAX	TEPCX	TTEPX	TEPFX	TXEFX	TYEFX	N/A	N/A	N/A	N/A

Class	529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
American Funds Global Growth Portfolio	CGGFX	RGGAX	RGGBX	REBGX	RGLCX	RGGEX	RGTFX	RGGFX	RGGGX
American Funds Growth Portfolio	CGPFX	RGWAX	RGWBX	RBGEX	RGPCX	RGWEX	RGSFX	RGWFX	RGWGX
American Funds Growth and Income Portfolio	CGNFX	RGNAX	RGNBX	RBEGX	RAICX	RGNEX	RGQFX	RGNFX	RGNGX
American Funds Balanced Portfolio	CBAFX	RBAAX	RBABX	RBBEX	RBACX	RBAEX	RGPFX	RBAFX	RBAGX
American Funds Income Portfolio	CIPFX	RNCAX	RINBX	RNBEX	RNCCX	RINEX	RGOFX	RINFX	RINGX
American Funds Tax-Advantaged Income Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	CPPFX	RPPVX	RPPBX	RPBEX	RPPCX	RPPEX	RGMFX	RPPFX	RPPGX
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Table of contents

Summaries:

American Funds Global Growth Portfolio 1

American Funds Growth Portfolio 7

American Funds Growth and Income Portfolio 13

American Funds Balanced Portfolio 20

American Funds Income Portfolio 27

American Funds Tax-Advantaged Income Portfolio 34

American Funds Preservation Portfolio 40

American Funds Tax-Exempt Preservation Portfolio 46

Investment objectives, strategies and risks 51

Information regarding the underlying funds 57

Management and organization 64

Shareholder information 66

Purchase, exchange and sale of shares 67

How to sell shares 69

Distributions and taxes 71

Choosing a share class 72

Sales charges 73

Sales charge reductions and waivers 76

Rollovers from retirement plans to IRAs 80

Plans of distribution 82

Other compensation to dealers 83

Fund expenses 84

Financial highlights 85

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

American Funds Global Growth Portfolio

Investment objective The fund’s investment objective is to provide long-term growth of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 76 of the prospectus and on page 91 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Share class:	A and 529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.20%	1.00%	0.25%	0.25%	none	none	0.18%
Other expenses	0.13	0.13	0.12[2]	0.15	0.13%	0.03%[2]	0.21
Acquired (underlying) fund fees and expenses	0.49	0.49	0.49	0.49	0.49	0.49	0.49
Total annual fund operating expenses	0.82	1.62	0.86	0.89	0.62	0.52	0.88

Share class:	529-C	529-E	529-T	529-F-1	R-1	R-2	R-2E
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	1.00%	0.50%	0.25%	0.00%	1.00%	0.75%	0.60%[3]
Other expenses	0.21	0.17	0.20[2]	0.21	0.14	0.40	0.26
Acquired (underlying) fund fees and expenses	0.49	0.49	0.49	0.49	0.49	0.49	0.49
Total annual fund operating expenses	1.70	1.16	0.94	0.70	1.63	1.64	1.35

Share class:	R-3	R-4	R-5E	R-5	R-6
Management fees	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.50%	0.25%	none	none	none
Other expenses	0.20	0.14	0.25%	0.09%	0.03%
Acquired (underlying) fund fees and expenses	0.49	0.49	0.49	0.49	0.49
Total annual fund operating expenses	1.19	0.88	0.74	0.58	0.52
Expense reimbursement	—	—	0.06[3,4]	—	—
Total annual fund operating expenses after expense reimbursement	1.19	0.88	0.68	0.58	0.52

1 A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2 Based on estimated amounts for the current fiscal year.

3 Restated to reflect current fees.

4 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

1     American Funds Portfolio Series / Prospectus

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	R-1	R-2
1 year	$ 654	$ 265	$ 336	$ 91	$ 63	$ 53	$ 660	$ 273	$ 118	$ 346	$ 72	$ 166	$ 167
3 years	822	511	518	284	199	167	840	536	368	550	224	514	517
5 years	1,004	881	715	493	346	291	1,035	923	638	770	390	887	892
10 years	1,530	1,922	1,284	1,096	774	653	1,597	2,009	1,409	1,405	871	1,933	1,944

Share class:	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$ 137	$ 121	$ 90	$ 69	$ 59	$ 53		1 year	$ 165	$ 173
3 years	428	378	281	231	186	167		3 years	511	536
5 years	739	654	488	406	324	291		5 years	881	923
10 years	1,624	1,443	1,084	913	726	653		10 years	1,922	2,009

Portfolio turnover The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 2% of the average value of its portfolio.

American Funds Portfolio Series / Prospectus     2

Principal investment strategies The fund will attempt to achieve its investment objective by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds will primarily consist of growth funds. The fund may also invest in growth-and-income funds. Through its investments in the underlying funds, the fund will have significant exposure to growth-oriented common stocks.

The fund will typically have significant exposure to issuers domiciled outside the United States. The fund will seek to invest at least 25% of its net assets in underlying funds that invest significantly (under normal market conditions, at least 40%) in issuers domiciled outside the United States. The fund will have exposure to issuers domiciled in at least three different countries. The fund may also have exposure to smaller capitalization issuers and issuers domiciled in emerging markets. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking long-term growth of capital. The fund may also invest in underlying funds that hold bonds rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.”

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing long-term growth of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

Principal risks This section describes the principal risks associated with the fund’s and its underlying funds’ principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following are principal risks associated with the fund’s investment strategies.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

The following are principal risks associated with the underlying funds’ investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

3     American Funds Portfolio Series / Prospectus

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Portfolio Series / Prospectus     4

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Global Funds Index includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A — Before taxes	5/18/2012	–2.18%	8.74%
— After taxes on distributions		–2.94	8.16
— After taxes on distributions and sale of fund shares		–0.48	6.97

Share classes (before taxes)	Inception date	1 year	Lifetime
C	5/18/2012	1.96%	9.29%
F-1	5/18/2012	3.70	10.11
F-2	5/18/2012	3.99	10.38
529-A	5/18/2012	–2.21	8.70
529-C	5/18/2012	1.87	9.21
529-E	5/18/2012	3.41	9.81
529-F-1	5/18/2012	3.92	10.30
R-1	5/18/2012	2.89	9.31
R-2	5/18/2012	2.98	9.31
R-2E	8/29/2014	3.71	0.67
R-3	5/18/2012	3.41	9.79
R-4	5/18/2012	3.72	10.14
R-5E	11/20/2015	3.86	1.19
R-5	5/18/2012	4.02	10.43
R-6	5/18/2012	4.05	10.45

Indexes	1 year	Lifetime (from Class A inception)
MSCI® All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	7.86%	10.02%
Lipper Global Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	7.64	10.75

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

5     American Funds Portfolio Series / Prospectus

Management

Investment adviser Capital Research and Management CompanySM

Portfolio oversight committee The investment adviser’s Portfolio Oversight Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Oversight Committee are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Bradley J. Vogt Vice Chairman of the Board	5 years	Partner – Capital Research Global Investors
Alan N. Berro Senior Vice President	5 years	Partner – Capital World Investors
Joanna F. Jonsson Senior Vice President	2 years	Partner – Capital World Investors
James B. Lovelace Senior Vice President	5 years	Partner – Capital Research Global Investors
Wesley K.-S. Phoa Senior Vice President	5 years	Partner – Capital Fixed Income Investors
John H. Smet Senior Vice President	5 years	Partner – Capital Fixed Income Investors
Andrew B. Suzman Senior Vice President	5 years	Partner – Capital World Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

American Funds Portfolio Series / Prospectus     6

American Funds Growth Portfolio

Investment objective The fund’s investment objective is to provide long-term growth of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 76 of the prospectus and on page 91 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Share class:	A and 529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.20%	1.00%	0.25%	0.25%	none	none	0.19%
Other expenses	0.12	0.12	0.12[2]	0.14	0.13%	0.02%[2]	0.21
Acquired (underlying) fund fees and expenses	0.44	0.44	0.44	0.44	0.44	0.44	0.44
Total annual fund operating expenses	0.76	1.56	0.81	0.83	0.57	0.46	0.84

Share class:	529-C	529-E	529-T	529-F-1	R-1	R-2	R-2E
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	1.00%	0.50%	0.25%	0.00%	1.00%	0.75%	0.60%
Other expenses	0.21	0.16	0.19[2]	0.20	0.13	0.39	0.21
Acquired (underlying) fund fees and expenses	0.44	0.44	0.44	0.44	0.44	0.44	0.44
Total annual fund operating expenses	1.65	1.10	0.88	0.64	1.57	1.58	1.25

Share class:	R-3	R-4	R-5E	R-5	R-6
Management fees	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.50%	0.25%	none	none	none
Other expenses	0.19	0.13	0.25%	0.08%	0.03%
Acquired (underlying) fund fees and expenses	0.44	0.44	0.44	0.44	0.44
Total annual fund operating expenses	1.13	0.82	0.69	0.52	0.47
Expense reimbursement	—	—	0.06[3,4]	—	—
Total annual fund operating expenses after expense reimbursement	1.13	0.82	0.63	0.52	0.47

1 A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2 Based on estimated amounts for the current fiscal year.

3 Restated to reflect current fees.

4 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

7     American Funds Portfolio Series / Prospectus

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	R-1	R-2
1 year	$ 648	$ 259	$ 331	$ 85	$ 58	$ 47	$ 656	$ 268	$ 112	$ 340	$ 65	$ 160	$ 161
3 years	804	493	502	265	183	148	828	520	350	531	205	496	499
5 years	973	850	688	460	318	258	1,014	897	606	738	357	855	860
10 years	1,463	1,856	1,227	1,025	714	579	1,553	1,955	1,340	1,334	798	1,867	1,878

Share class:	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$ 127	$ 115	$ 84	$ 64	$ 53	$ 48		1 year	$ 159	$ 168
3 years	397	359	262	215	167	151		3 years	493	520
5 years	686	622	455	378	291	263		5 years	850	897
10 years	1,511	1,375	1,014	853	653	591		10 years	1,856	1,955

Portfolio turnover The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was less than 1% of the average value of its portfolio or there was no turnover.

American Funds Portfolio Series / Prospectus     8

Principal investment strategies The fund will attempt to achieve its investment objective by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds will primarily consist of growth funds. The fund may also invest in growth-and-income funds.

Through its investments in the underlying funds, the fund will have significant exposure to growth-oriented common stocks. The fund will typically have significant exposure to issuers domiciled outside the United States. The fund may also have exposure to smaller capitalization issuers and issuers domiciled in emerging markets. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking long-term growth of capital.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing long-term growth of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

Principal risks This section describes the principal risks associated with the fund’s and its underlying funds’ principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following are principal risks associated with the fund’s investment strategies.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

The following are principal risks associated with the underlying funds’ investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

9     American Funds Portfolio Series / Prospectus

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Portfolio Series / Prospectus     10

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The fund has selected to add the MSCI All Country World ex USA Index as a dual primary index with the S&P 500 Index. This addition will provide a better range of comparison benchmarks to measure the series' objective. The Lipper Growth Funds Index includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A — Before taxes	5/18/2012	1.37%	10.95%
— After taxes on distributions		0.40	10.24
— After taxes on distributions and sale of fund shares		1.64	8.71

Share classes (before taxes)	Inception date	1 year	Lifetime
C	5/18/2012	5.63%	11.50%
F-1	5/18/2012	7.38	12.32
F-2	5/18/2012	7.70	12.61
529-A	5/18/2012	1.32	10.89
529-C	5/18/2012	5.57	11.40
529-E	5/18/2012	7.18	12.00
529-F-1	5/18/2012	7.64	12.51
R-1	5/18/2012	6.64	11.51
R-2	5/18/2012	6.69	11.51
R-2E	8/29/2014	7.02	3.25
R-3	5/18/2012	7.13	11.99
R-4	5/18/2012	7.50	12.37
R-5E	11/20/2015	7.60	4.74
R-5	5/18/2012	7.73	12.65
R-6	5/18/2012	7.85	12.69

Indexes	1 year	Lifetime (from Class A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	11.96%	15.00%
MSCI® All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.50	5.88
Lipper Growth Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	7.66	14.07

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

11     American Funds Portfolio Series / Prospectus

Management

Investment adviser Capital Research and Management CompanySM

Portfolio oversight committee The investment adviser’s Portfolio Oversight Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Oversight Committee are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Bradley J. Vogt Vice Chairman of the Board	5 years	Partner – Capital Research Global Investors
Alan N. Berro Senior Vice President	5 years	Partner – Capital World Investors
Joanna F. Jonsson Senior Vice President	2 years	Partner – Capital World Investors
James B. Lovelace Senior Vice President	5 years	Partner – Capital Research Global Investors
Wesley K.-S. Phoa Senior Vice President	5 years	Partner – Capital Fixed Income Investors
John H. Smet Senior Vice President	5 years	Partner – Capital Fixed Income Investors
Andrew B. Suzman Senior Vice President	5 years	Partner – Capital World Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

American Funds Portfolio Series / Prospectus     12

American Funds Growth and Income Portfolio

Investment objective The fund’s investment objective is to provide long-term growth of capital while providing current income.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 76 of the prospectus and on page 91 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Share class:	A and 529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.22%	1.00%	0.25%	0.25%	none	none	0.22%
Other expenses	0.12	0.12	0.12[2]	0.14	0.13%	0.02%[2]	0.21
Acquired (underlying) fund fees and expenses	0.37	0.37	0.37	0.37	0.37	0.37	0.37
Total annual fund operating expenses	0.71	1.49	0.74	0.76	0.50	0.39	0.80

Share class:	529-C	529-E	529-T	529-F-1	R-1	R-2	R-2E
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	1.00%	0.50%	0.25%	0.00%	1.00%	0.75%	0.60%
Other expenses	0.20	0.16	0.19[2]	0.20	0.13	0.39	0.22
Acquired (underlying) fund fees and expenses	0.37	0.37	0.37	0.37	0.37	0.37	0.37
Total annual fund operating expenses	1.57	1.03	0.81	0.57	1.50	1.51	1.19

Share class:	R-3	R-4	R-5E	R-5	R-6
Management fees	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.50%	0.25%	none	none	none
Other expenses	0.19	0.13	0.24%	0.08%	0.02%
Acquired (underlying) fund fees and expenses	0.37	0.37	0.37	0.37	0.37
Total annual fund operating expenses	1.06	0.75	0.61	0.45	0.39
Expense reimbursement	—	—	0.06[3,4]	—	—
Total annual fund operating expenses after expense reimbursement	1.06	0.75	0.55	0.45	0.39

1 A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2 Based on estimated amounts for the current fiscal year.

3 Restated to reflect current fees.

4 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

13     American Funds Portfolio Series / Prospectus

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	R-1	R-2
1 year	$ 643	$ 252	$ 324	$ 78	$ 51	$ 40	$ 652	$ 260	$ 105	$ 333	$ 58	$ 153	$ 154
3 years	789	471	481	243	160	125	816	496	328	509	183	474	477
5 years	947	813	651	422	280	219	994	855	569	700	318	818	824
10 years	1,407	1,779	1,145	942	628	493	1,508	1,867	1,259	1,252	714	1,791	1,802

Share class:	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$ 121	$ 108	$ 77	$ 56	$ 46	$ 40		1 year	$ 152	$ 160
3 years	378	337	240	189	144	125		3 years	471	496
5 years	654	585	417	334	252	219		5 years	813	855
10 years	1,443	1,294	930	756	567	493		10 years	1,779	1,867

Portfolio turnover The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was less than 1% of the average value of its portfolio or there was no turnover.

American Funds Portfolio Series / Prospectus     14

Principal investment strategies The fund will attempt to achieve its investment objective by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds will predominately consist of equity funds in the growth, growth-and-income, equity-income and balanced categories. However, the fund may also invest in bond funds.

Through its investments in the underlying funds, the fund will have significant exposure to growth-oriented common stocks. The fund will seek to generate some of its income from exposure to dividend paying stocks. The fund will seek exposure to issuers domiciled outside the United States, including those domiciled in emerging markets. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking current income and long-term growth of capital.

With respect to its fixed-income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and maturities. The fund may invest in underlying funds with significant exposure to bonds rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Exposure to lower rated securities may help the fund achieve its objective of providing current income.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The underlying funds may also invest in the debt securities of governments, agencies, corporations and other entities domiciled outside the United States.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing long-term growth of capital while providing current income. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

Principal risks This section describes the principal risks associated with the fund’s and its underlying funds’ principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following are principal risks associated with the fund’s investment strategies.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. The fund may invest in an underlying fixed-income fund that is a non-diversified investment company under the Investment Company Act of 1940. Poor performance by a single large holding in a non-diversified fund would adversely affect the fund’s investment results more than if the underlying fund were invested in a larger number of issuers.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

The following are principal risks associated with the underlying funds’ investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

15     American Funds Portfolio Series / Prospectus

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

American Funds Portfolio Series / Prospectus     16

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Liquidity risk — Certain underlying fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the underlying fund may invest and the various risks associated with those derivatives is included in the underlying fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

17     American Funds Portfolio Series / Prospectus

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The fund has selected to add the MSCI All Country World ex USA Index and the Bloomberg Barclays Global Aggregate Index as dual primary indexes with the S&P 500 Index. These additions will provide a better range of comparison benchmarks to measure the series' objective. The Lipper Growth and Income Funds Index includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A — Before taxes	5/18/2012	1.79%	8.57%
— After taxes on distributions		0.78	7.71
— After taxes on distributions and sale of fund shares		1.87	6.73

Share classes (before taxes)	Inception date	1 year	Lifetime
C	5/18/2012	6.19%	9.13%
F-1	5/18/2012	7.99	9.93
F-2	5/18/2012	8.25	10.21
529-A	5/18/2012	1.71	8.49
529-C	5/18/2012	6.17	9.03
529-E	5/18/2012	7.72	9.62
529-F-1	5/18/2012	8.18	10.12
R-1	5/18/2012	7.19	9.11
R-2	5/18/2012	7.21	9.13
R-2E	8/29/2014	7.60	2.39
R-3	5/18/2012	7.72	9.61
R-4	5/18/2012	8.01	9.97
R-5E	11/20/2015	8.14	5.43
R-5	5/18/2012	8.29	10.26
R-6	5/18/2012	8.35	10.29

Indexes	1 year	Lifetime (from Class A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	11.96%	15.00%
MSCI® All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.50	5.88
Bloomberg Barclays Global Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.09	–0.05
Lipper Growth and Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	10.47	11.91

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

American Funds Portfolio Series / Prospectus     18

Management

Investment adviser Capital Research and Management CompanySM

Portfolio oversight committee The investment adviser’s Portfolio Oversight Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Oversight Committee are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Bradley J. Vogt Vice Chairman of the Board	5 years	Partner – Capital Research Global Investors
Alan N. Berro Senior Vice President	5 years	Partner – Capital World Investors
Joanna F. Jonsson Senior Vice President	2 years	Partner – Capital World Investors
James B. Lovelace Senior Vice President	5 years	Partner – Capital Research Global Investors
Wesley K.-S. Phoa Senior Vice President	5 years	Partner – Capital Fixed Income Investors
John H. Smet Senior Vice President	5 years	Partner – Capital Fixed Income Investors
Andrew B. Suzman Senior Vice President	5 years	Partner – Capital World Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

19     American Funds Portfolio Series / Prospectus

American Funds Balanced Portfolio

Investment objectives The fund’s investment objectives are to provide current income and long-term growth of capital and income.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 76 of the prospectus and on page 91 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Share class:	A and 529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.23%	1.00%	0.25%	0.25%	none	none	0.22%
Other expenses	0.12	0.12	0.12[2]	0.14	0.13%	0.02%[2]	0.20
Acquired (underlying) fund fees and expenses	0.38	0.38	0.38	0.38	0.38	0.38	0.38
Total annual fund operating expenses	0.73	1.50	0.75	0.77	0.51	0.40	0.80

Share class:	529-C	529-E	529-T	529-F-1	R-1	R-2	R-2E
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	1.00%	0.50%	0.25%	0.00%	1.00%	0.75%	0.60%
Other expenses	0.21	0.16	0.20[2]	0.20	0.13	0.39	0.22
Acquired (underlying) fund fees and expenses	0.38	0.38	0.38	0.38	0.38	0.38	0.38
Total annual fund operating expenses	1.59	1.04	0.83	0.58	1.51	1.52	1.20

Share class:	R-3	R-4	R-5E	R-5	R-6
Management fees	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.50%	0.25%	none	none	none
Other expenses	0.19	0.13	0.25%	0.08%	0.02%
Acquired (underlying) fund fees and expenses	0.38	0.38	0.38	0.38	0.38
Total annual fund operating expenses	1.07	0.76	0.63	0.46	0.40
Expense reimbursement	—	—	0.07[3,4]	—	—
Total annual fund operating expenses after expense reimbursement	1.07	0.76	0.56	0.46	0.40

1 A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2 Based on estimated amounts for the current fiscal year.

3 Restated to reflect current fees.

4 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

American Funds Portfolio Series / Prospectus     20

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	R-1	R-2
1 year	$ 645	$ 253	$ 325	$ 79	$ 52	$ 41	$ 652	$ 262	$ 106	$ 335	$ 59	$ 154	$ 155
3 years	795	474	484	246	164	128	816	502	331	515	186	477	480
5 years	958	818	657	428	285	224	994	866	574	710	324	824	829
10 years	1,429	1,791	1,157	954	640	505	1,508	1,889	1,271	1,275	726	1,802	1,813

Share class:	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$ 122	$ 109	$ 78	$ 57	$ 47	$ 41		1 year	$ 153	$ 162
3 years	381	340	243	195	148	128		3 years	474	502
5 years	660	590	422	344	258	224		5 years	818	866
10 years	1,455	1,306	942	780	579	505		10 years	1,791	1,889

Portfolio turnover The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was less than 1% of the average value of its portfolio.

21     American Funds Portfolio Series / Prospectus

Principal investment strategies The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds may include growth, growth-and-income, equity-income, balanced and bond funds.

Normally through its investments in the underlying funds, the fund will maintain at least 45% of the value of its net assets in common stocks and other equity investments and at least 25% of the value of its net assets in bonds and other debt securities (including money market instruments).

The fund will have exposure to growth-oriented common stocks. The fund will seek to generate some of its income from exposure to dividend paying stocks. The fund will seek exposure to issuers domiciled outside the United States, including those domiciled in emerging markets. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking current income and long-term growth of capital.

With respect to its fixed-income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of maturities. The fund may invest in underlying funds with significant exposure to bonds rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Exposure to lower rated securities may help the fund achieve its objective of providing current income.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The underlying funds may also invest in the debt securities of governments, agencies, corporations and other entities domiciled outside the United States.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing current income and long-term growth of capital and income. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

Principal risks This section describes the principal risks associated with the fund’s and its underlying funds’ principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following are principal risks associated with the fund’s investment strategies.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

The following are principal risks associated with the underlying funds’ investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

American Funds Portfolio Series / Prospectus     22

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

23     American Funds Portfolio Series / Prospectus

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Liquidity risk — Certain underlying fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the underlying fund may invest and the various risks associated with those derivatives is included in the underlying fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Portfolio Series / Prospectus     24

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The fund has selected to add the MSCI All Country World ex USA Index and the Bloomberg Barclays U.S. Aggregate Index as dual primary indexes with the S&P 500 Index. These additions will provide a better range of comparison benchmarks to measure the series' objective. The Lipper Balanced Funds Index includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A — Before taxes	5/18/2012	–0.13%	7.62%
— After taxes on distributions		–0.94	6.99
— After taxes on distributions and sale of fund shares		0.66	6.00

Share classes (before taxes)	Inception date	1 year	Lifetime
C	5/18/2012	4.18%	8.18%
F-1	5/18/2012	5.89	8.97
F-2	5/18/2012	6.24	9.25
529-A	5/18/2012	–0.20	7.54
529-C	5/18/2012	3.99	8.06
529-E	5/18/2012	5.63	8.65
529-F-1	5/18/2012	6.08	9.16
R-1	5/18/2012	5.15	8.18
R-2	5/18/2012	5.18	8.20
R-2E	8/29/2014	5.43	2.85
R-3	5/18/2012	5.61	8.65
R-4	5/18/2012	5.92	8.98
R-5E	11/20/2015	6.13	3.95
R-5	5/18/2012	6.20	9.29
R-6	5/18/2012	6.34	9.33

Indexes	1 year	Lifetime (from Class A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	11.96%	15.00%
MSCI® All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.50	5.88
Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.65	1.99
Lipper Balanced Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	7.20	8.46

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

25     American Funds Portfolio Series / Prospectus

Management

Investment adviser Capital Research and Management CompanySM

Portfolio oversight committee The investment adviser’s Portfolio Oversight Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Oversight Committee are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Bradley J. Vogt Vice Chairman of the Board	5 years	Partner – Capital Research Global Investors
Alan N. Berro Senior Vice President	5 years	Partner – Capital World Investors
Joanna F. Jonsson Senior Vice President	2 years	Partner – Capital World Investors
James B. Lovelace Senior Vice President	5 years	Partner – Capital Research Global Investors
Wesley K.-S. Phoa Senior Vice President	5 years	Partner – Capital Fixed Income Investors
John H. Smet Senior Vice President	5 years	Partner – Capital Fixed Income Investors
Andrew B. Suzman Senior Vice President	5 years	Partner – Capital World Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

American Funds Portfolio Series / Prospectus     26

American Funds Income Portfolio

Investment objective The fund’s investment objective is to provide current income and, secondarily, long-term growth of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 76 of the prospectus and on page 91 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Share class:	A and 529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.23%	1.00%	0.25%	0.25%	none	none	0.22%
Other expenses	0.12	0.12	0.12[2]	0.14	0.13%	0.02%[2]	0.21
Acquired (underlying) fund fees and expenses	0.30	0.30	0.30	0.30	0.30	0.30	0.30
Total annual fund operating expenses	0.65	1.42	0.67	0.69	0.43	0.32	0.73

Share class:	529-C	529-E	529-T	529-F-1	R-1	R-2	R-2E
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.99%	0.50%	0.25%	0.00%	1.00%	0.75%	0.60%[3]
Other expenses	0.21	0.16	0.20[2]	0.20	0.13	0.40	0.23
Acquired (underlying) fund fees and expenses	0.30	0.30	0.30	0.30	0.30	0.30	0.30
Total annual fund operating expenses	1.50	0.96	0.75	0.50	1.43	1.45	1.13

Share class:	R-3	R-4	R-5E	R-5	R-6
Management fees	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.50%	0.25%	none	none	none
Other expenses	0.19	0.13	0.25%	0.08%	0.03%
Acquired (underlying) fund fees and expenses	0.30	0.30	0.30	0.30	0.30
Total annual fund operating expenses	0.99	0.68	0.55	0.38	0.33
Expense reimbursement	—	—	0.07[3,4]	—	—
Total annual fund operating expenses after expense reimbursement	0.99	0.68	0.48	0.38	0.33

1 A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2 Based on estimated amounts for the current fiscal year.

3 Restated to reflect current fees.

4 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

27     American Funds Portfolio Series / Prospectus

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	R-1	R-2
1 year	$ 638	$ 245	$ 317	$ 70	$ 44	$ 33	$ 645	$ 253	$ 98	$ 327	$ 51	$ 146	$ 148
3 years	771	449	459	221	138	103	795	474	306	490	160	452	459
5 years	916	776	614	384	241	180	958	818	531	667	280	782	792
10 years	1,339	1,702	1,064	859	542	406	1,429	1,791	1,178	1,180	628	1,713	1,735

Share class:	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$ 115	$ 101	$ 69	$ 49	$ 39	$ 34		1 year	$ 145	$ 153
3 years	359	315	218	169	122	106		3 years	449	474
5 years	622	547	379	300	213	185		5 years	776	818
10 years	1,375	1,213	847	683	480	418		10 years	1,702	1,791

Portfolio turnover The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 8% of the average value of its portfolio or there was no turnover.

American Funds Portfolio Series / Prospectus     28

Principal investment strategies The fund will attempt to achieve its investment objective by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds will typically seek to generate income from their investments and may include growth-and-income, equity-income, balanced and bond funds.

Through its investments in the underlying funds, the fund will have significant exposure to dividend-paying stocks. The fund will seek exposure to issuers domiciled outside the United States, including those domiciled in emerging markets. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking current income and long-term growth of capital.

With respect to its fixed-income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and maturities. The fund may invest in underlying funds with significant exposure to bonds rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Exposure to lower rated securities may help the fund achieve its objective of providing current income.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The underlying funds may also invest in the debt securities of governments, agencies, corporations and other entities domiciled outside the United States.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing current income and, secondarily, long-term growth of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

Principal risks This section describes the principal risks associated with the fund’s and its underlying funds’ principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following are principal risks associated with the fund’s investment strategies.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

The following are principal risks associated with the underlying funds’ investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

29     American Funds Portfolio Series / Prospectus

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

American Funds Portfolio Series / Prospectus     30

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Liquidity risk — Certain underlying fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the underlying fund may invest and the various risks associated with those derivatives is included in the underlying fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

31     American Funds Portfolio Series / Prospectus

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The fund has selected to add the MSCI All Country World ex USA Index and the Bloomberg Barclays U.S. Aggregate Index as dual primary indexes with the S&P 500 Index. These additions will provide a better range of comparison benchmarks to measure the series' objective. The Lipper Income Funds Index includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A — Before taxes	5/18/2012	3.65%	5.97%
— After taxes on distributions		2.56	4.87
— After taxes on distributions and sale of fund shares		2.55	4.36

Share classes (before taxes)	Inception date	1 year	Lifetime
C	5/18/2012	8.13%	6.53%
F-1	5/18/2012	9.94	7.33
F-2	5/18/2012	10.33	7.60
529-A	5/18/2012	3.58	5.89
529-C	5/18/2012	8.14	6.44
529-E	5/18/2012	9.76	7.03
529-F-1	5/18/2012	10.16	7.51
R-1	5/18/2012	9.11	6.55
R-2	5/18/2012	9.13	6.54
R-2E	8/29/2014	9.99	3.11
R-3	5/18/2012	9.68	7.02
R-4	5/18/2012	10.07	7.37
R-5E	11/20/2015	10.08	7.48
R-5	5/18/2012	10.27	7.64
R-6	5/18/2012	10.43	7.68

Indexes	1 year	Lifetime (from Class A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	11.96%	15.00%
MSCI® All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.50	5.88
Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.65	1.99
Lipper Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	6.86	5.91

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

American Funds Portfolio Series / Prospectus     32

Management

Investment adviser Capital Research and Management CompanySM

Portfolio oversight committee The investment adviser’s Portfolio Oversight Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Oversight Committee are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Bradley J. Vogt Vice Chairman of the Board	5 years	Partner – Capital Research Global Investors
Alan N. Berro Senior Vice President	5 years	Partner – Capital World Investors
Joanna F. Jonsson Senior Vice President	2 years	Partner – Capital World Investors
James B. Lovelace Senior Vice President	5 years	Partner – Capital Research Global Investors
Wesley K.-S. Phoa Senior Vice President	5 years	Partner – Capital Fixed Income Investors
John H. Smet Senior Vice President	5 years	Partner – Capital Fixed Income Investors
Andrew B. Suzman Senior Vice President	5 years	Partner – Capital World Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

33     American Funds Portfolio Series / Prospectus

American Funds Tax-Advantaged Income Portfolio

Investment objective The fund’s investment objective is to provide current income, a portion of which is exempt from regular federal income tax, while secondarily striving for long-term growth of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 76 of the prospectus and on page 91 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Share class:	A	C	T	All F share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none	2.50%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none
Redemption or exchange fees	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3
Management fees	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.29%	1.00%	0.25%	0.25%	none	none
Other expenses	0.13	0.13	0.13[2]	0.15	0.14%	0.03%[2]
Acquired (underlying) fund fees and expenses	0.36	0.36	0.36	0.36	0.36	0.36
Total annual fund operating expenses	0.78	1.49	0.74	0.76	0.50	0.39

1 A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2 Based on estimated amounts for the current fiscal year.

American Funds Portfolio Series / Prospectus     34

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	For the share classes listed	Share class:	C
1 year	$ 452	$ 252	$ 324	$ 78	$ 51	$ 40	to the right, you would pay	1 year	$ 152
3 years	615	471	481	243	160	125	the following if you did not	3 years	471
5 years	792	813	651	422	280	219	redeem your shares:	5 years	813
10 years	1,305	1,779	1,145	942	628	493		10 years	1,779

Portfolio turnover The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was less than 1% of the average value of its portfolio.

Principal investment strategies The fund will attempt to achieve its investment objective by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds will typically seek to generate income from their investments and may include growth-and-income, equity-income, balanced and bond funds.

Through its investments in the underlying funds, the fund will have significant exposure to dividend-paying stocks. The fund will seek exposure to issuers domiciled outside the United States, including those domiciled in emerging markets. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking current income and long-term growth of capital.

With respect to its fixed-income investments, the fund will seek to generate a material portion of its current income from underlying funds that invest in bonds that are exempt from regular income tax, such as municipal bonds. Some of these bonds may have credit and liquidity support features, including guarantees and letters of credit. In addition, an underlying bond fund may invest significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects.

The underlying funds in which the fund invests may hold debt securities with a wide range of maturities. The fund may invest in underlying funds with significant exposure to bonds rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Exposure to lower rated securities may help the fund achieve its objective of providing current income.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The underlying funds may also invest in the debt securities of governments, agencies, corporations and other entities domiciled outside the United States.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing current income, a portion of which is exempt from regular federal income tax, while secondarily striving for long-term growth of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

35     American Funds Portfolio Series / Prospectus

Principal risks This section describes the principal risks associated with the fund’s and its underlying funds’ principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following are principal risks associated with the fund’s investment strategies.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

The following are principal risks associated with the underlying funds’ investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

American Funds Portfolio Series / Prospectus     36

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Liquidity risk — Certain underlying fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the underlying fund could cause the values of these securities to decline.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make an underlying fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the underlying fund’s share price may increase.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

37     American Funds Portfolio Series / Prospectus

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The fund has selected to add the S&P 500 Index and the MSCI All Country World ex USA Index as dual primary indexes with the Bloomberg Barclays Municipal Bond Index. These additions will provide a better range of comparison benchmarks to measure the series' objective. The Lipper Income Funds Index includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A — Before taxes	5/18/2012	1.52%	7.19%
— After taxes on distributions		1.07	6.82
— After taxes on distributions and sale of fund shares		1.93	6.00

Share classes (before taxes)	Inception date	1 year	Lifetime
C	5/18/2012	3.67%	7.33%
F-1	5/18/2012	5.46	8.12
F-2	5/18/2012	5.79	8.40

Indexes	1 year	Lifetime (from Class A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	11.96%	15.00%
MSCI® All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.50	5.88
Bloomberg Barclays Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	0.25	2.74
Lipper Income Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	6.86	5.91

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

American Funds Portfolio Series / Prospectus     38

Management

Investment adviser Capital Research and Management CompanySM

Portfolio oversight committee The investment adviser’s Portfolio Oversight Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Oversight Committee are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Bradley J. Vogt Vice Chairman of the Board	5 years	Partner – Capital Research Global Investors
Alan N. Berro Senior Vice President	5 years	Partner – Capital World Investors
Joanna F. Jonsson Senior Vice President	2 years	Partner – Capital World Investors
James B. Lovelace Senior Vice President	5 years	Partner – Capital Research Global Investors
Wesley K.-S. Phoa Senior Vice President	5 years	Partner – Capital Fixed Income Investors
John H. Smet Senior Vice President	5 years	Partner – Capital Fixed Income Investors
Andrew B. Suzman Senior Vice President	5 years	Partner – Capital World Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Fund distributions of interest on municipal bonds held by the underlying funds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. To the extent an underlying fund is permitted to invest in bonds subject to federal alternative minimum tax, interest on certain bonds may be subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

39     American Funds Portfolio Series / Prospectus

American Funds Preservation Portfolio

Investment objective The fund’s investment objective is to provide current income, consistent with preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $500,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 76 of the prospectus and on page 91 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Share class:	A and 529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.27%	1.00%	0.25%	0.25%	none	none	0.21%
Other expenses	0.14	0.14	0.14[2]	0.16	0.14%	0.04%[2]	0.22
Acquired (underlying) fund fees and expenses	0.30	0.30	0.30	0.30	0.30	0.30	0.30
Total annual fund operating expenses	0.71	1.44	0.69	0.71	0.44	0.34	0.73

Share class:	529-C	529-E	529-T	529-F-1	R-1	R-2	R-2E
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	1.00%	0.50%	0.25%	0.00%	1.00%	0.75%	0.60%
Other expenses	0.22	0.18	0.21[2]	0.22	0.15	0.40[3]	0.21
Acquired (underlying) fund fees and expenses	0.30	0.30	0.30	0.30	0.30	0.30	0.30
Total annual fund operating expenses	1.52	0.98	0.76	0.52	1.45	1.45	1.11

Share class:	R-3	R-4	R-5E	R-5	R-6
Management fees	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.50%	0.25%	none	none	none
Other expenses	0.21	0.15	0.27%	0.10%	0.04%
Acquired (underlying) fund fees and expenses	0.30	0.30	0.30	0.30	0.30
Total annual fund operating expenses	1.01	0.70	0.57	0.40	0.34
Expense reimbursement	—	—	0.06[3,4]	—	—
Total annual fund operating expenses after expense reimbursement	1.01	0.70	0.51	0.40	0.34

1 A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2 Based on estimated amounts for the current fiscal year.

3 Restated to reflect current fees.

4 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

American Funds Portfolio Series / Prospectus     40

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	R-1	R-2
1 year	$ 321	$ 247	$ 319	$ 73	$ 45	$ 35	$ 323	$ 255	$ 100	$ 328	$ 53	$ 148	$ 148
3 years	471	456	465	227	141	109	478	480	312	493	167	459	459
5 years	635	787	625	395	246	191	646	829	542	672	291	792	792
10 years	1,110	1,724	1,087	883	555	431	1,134	1,813	1,201	1,192	653	1,735	1,735

Share class:	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$ 113	$ 103	$ 72	$ 52	$ 41	$ 35		1 year	$ 147	$ 155
3 years	353	322	224	177	128	109		3 years	456	480
5 years	612	558	390	312	224	191		5 years	787	829
10 years	1,352	1,236	871	708	505	431		10 years	1,724	1,813

Portfolio turnover The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 2% of the average value of its portfolio.

41     American Funds Portfolio Series / Prospectus

Principal investment strategies The fund will attempt to achieve its investment objective by investing in a mix of American Funds bond funds. The fund will principally invest in funds that seek current income through bond investments.

When determining in which bond funds to invest, the investment adviser will predominately seek exposure to higher quality bonds (rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality) with intermediate to short-term durations. The fund may, however, invest in underlying funds with exposure to lower quality, higher yielding securities rated BBB+ or below and Baa1 or below (including those rated BB+ or below and Ba1 or below) or unrated but determined by the fund’s investment adviser to be of equivalent quality, and to bonds with longer durations.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The investment adviser anticipates that exposure to mortgage-backed securities and asset-backed securities may help the fund generate current income. The underlying funds may also invest in the debt securities of governments, agencies, corporations and other entities domiciled outside the United States.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing current income, consistent with preservation of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various types of bonds or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

Principal risks This section describes the principal risks associated with the fund’s and its underlying funds’ principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following are principal risks associated with the fund’s investment strategies.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

The following are principal risks associated with the underlying funds’ investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

American Funds Portfolio Series / Prospectus     42

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain underlying fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make an underlying fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the underlying fund’s share price may increase.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the underlying fund may invest and the various risks associated with those derivatives is included in the underlying fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

43     American Funds Portfolio Series / Prospectus

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The fund has selected the Bloomberg Barclays 1-5 Year U.S. Government/Credit A+ Index to replace the Bloomberg Barclays U.S. Government/Credit 1-7 Year ex BBB Index as its broad based securities market index. The fund's investment adviser believes that the Bloomberg Barclays 1-5 Year U.S. Government/Credit A+ Index better reflects the market sectors and securities in which the fund primarily invests than the Bloomberg Barclays U.S. Government/Credit 1-7 Year ex BBB Index. The Lipper Short-Intermediate Investment Grade Debt Funds Index includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A — Before taxes	5/18/2012	–1.22%	0.29%
— After taxes on distributions		–1.76	–0.19
— After taxes on distributions and sale of fund shares		–0.68	0.01

Share classes (before taxes)	Inception date	1 year	Lifetime
C	5/18/2012	–0.45%	0.10%
F-1	5/18/2012	1.27	0.86
F-2	5/18/2012	1.55	1.11
529-A	5/18/2012	–1.24	0.22
529-C	5/18/2012	–0.51	0.02
529-E	5/18/2012	1.02	0.56
529-F-1	5/18/2012	1.47	1.01
R-1	5/18/2012	0.54	0.16
R-2	5/18/2012	0.48	0.10
R-2E	8/29/2014	0.83	0.66
R-3	5/18/2012	0.99	0.54
R-4	5/18/2012	1.31	0.89
R-5E	11/20/2015	1.41	1.11
R-5	5/18/2012	1.59	1.15
R-6	5/18/2012	1.65	1.18

Indexes	1 year	Lifetime (from Class A inception)
Bloomberg Barclays 1-5 Year U.S. Government/Credit A+ Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.24%	1.03%
Bloomberg Barclays U.S. Government/Credit 1-7 Year ex BBB Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.37	1.21
Lipper Short-Intermediate Investment Grade Debt Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	2.83	1.66

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

American Funds Portfolio Series / Prospectus     44

Management

Investment adviser Capital Research and Management CompanySM

Portfolio oversight committee The investment adviser’s Portfolio Oversight Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Oversight Committee are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Bradley J. Vogt Vice Chairman of the Board	5 years	Partner – Capital Research Global Investors
Alan N. Berro Senior Vice President	5 years	Partner – Capital World Investors
Joanna F. Jonsson Senior Vice President	2 years	Partner – Capital World Investors
James B. Lovelace Senior Vice President	5 years	Partner – Capital Research Global Investors
Wesley K.-S. Phoa Senior Vice President	5 years	Partner – Capital Fixed Income Investors
John H. Smet Senior Vice President	5 years	Partner – Capital Fixed Income Investors
Andrew B. Suzman Senior Vice President	5 years	Partner – Capital World Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

45     American Funds Portfolio Series / Prospectus

American Funds Tax-Exempt Preservation Portfolio

Investment objective The fund’s investment objective is to provide current income that is exempt from regular federal income tax, consistent with preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $500,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 76 of the prospectus and on page 91 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Share class:	A	C	T	All F share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%	none	2.50%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none
Redemption or exchange fees	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3
Management fees	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.30%	1.00%	0.25%	0.25%	none	none
Other expenses	0.15	0.16	0.15[2]	0.17	0.17%	0.06%[2]
Acquired (underlying) fund fees and expenses[3]	0.34	0.34	0.34	0.34	0.34	0.34
Total annual fund operating expenses	0.79	1.50	0.74	0.76	0.51	0.40
Expense reimbursement[3,4]	0.03	0.03	0.03	0.03	0.03	0.03
Total annual fund operating expenses after expense reimbursement	0.76	1.47	0.71	0.73	0.48	0.37

1 A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2 Based on estimated amounts for the current fiscal year.

3 Restated to reflect current fees.

4 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

American Funds Portfolio Series / Prospectus     46

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	For the share classes listed	Share class:	C
1 year	$ 326	$ 250	$ 321	$ 75	$ 49	$ 38	to the right, you would pay	1 year	$ 150
3 years	493	471	478	240	161	125	the following if you did not	3 years	471
5 years	675	816	648	419	282	221	redeem your shares:	5 years	816
10 years	1,201	1,788	1,142	939	638	502		10 years	1,788

Portfolio turnover The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal investment strategies The fund will attempt to achieve its investment objective by investing in a mix of American Funds bond funds. The fund will principally invest in funds that seek current income through bond investments.

Under normal circumstances, the fund will derive at least 80% of its income from securities that are exempt from regular federal income tax and will invest at least 80% of its assets in funds that predominately invest in securities that are exempt from regular federal income tax.

The fund will seek to generate a material portion of its current income from underlying funds that invest in bonds that are exempt from regular income tax, such as municipal bonds. Some of these bonds may have credit and liquidity support features, including guarantees and letters of credit. In addition, an underlying bond fund may invest significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects.

When determining in which bond funds to invest, the investment adviser will predominately seek exposure to higher quality bonds (rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality) with intermediate to short-term durations. The fund may, however, invest in underlying funds with exposure to lower quality, higher yielding securities rated BBB+ or below and Baa1 or below (including those rated BB+ or below and Ba1 or below) or unrated but determined by the fund’s investment adviser to be of equivalent quality, and to bonds with longer durations.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing current income that is exempt from regular federal income tax, consistent with preservation of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various types of bonds or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

47     American Funds Portfolio Series / Prospectus

Principal risks This section describes the principal risks associated with the fund’s and its underlying funds’ principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following are principal risks associated with the fund’s investment strategies.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

The following are principal risks associated with the underlying funds’ investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

Liquidity risk — Certain underlying fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the underlying fund could cause the values of these securities to decline.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make an underlying fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the underlying fund’s share price may increase.

American Funds Portfolio Series / Prospectus     48

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Intermediate Municipal Debt Funds Index includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A – Before taxes	5/18/2012	–2.64%	1.12%
– After taxes on distributions		–2.64	1.12
– After taxes on distributions and sale of fund shares		–0.57	1.42

Share classes (before taxes)	Inception date	1 year	Lifetime
C	5/18/2012	–1.96%	0.95%
F-1	5/18/2012	–0.15	1.71
F-2	5/18/2012	0.09	1.97

Indexes	1 year	Lifetime (from Class A inception)
Bloomberg Barclays Municipal Short-Intermediate 1-10 Years Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–0.15%	1.58%
Lipper Intermediate Municipal Debt Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	–0.16	2.01

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

49     American Funds Portfolio Series / Prospectus

Management

Investment adviser Capital Research and Management CompanySM

Portfolio oversight committee The investment adviser’s Portfolio Oversight Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Oversight Committee are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Bradley J. Vogt Vice Chairman of the Board	5 years	Partner – Capital Research Global Investors
Alan N. Berro Senior Vice President	5 years	Partner – Capital World Investors
Joanna F. Jonsson Senior Vice President	2 years	Partner – Capital World Investors
James B. Lovelace Senior Vice President	5 years	Partner – Capital Research Global Investors
Wesley K.-S. Phoa Senior Vice President	5 years	Partner – Capital Fixed Income Investors
John H. Smet Senior Vice President	5 years	Partner – Capital Fixed Income Investors
Andrew B. Suzman Senior Vice President	5 years	Partner – Capital World Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com.

Tax information Fund distributions of interest on municipal bonds held by the underlying funds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. To the extent an underlying fund is permitted to invest in bonds subject to federal alternative minimum tax, interest on certain bonds may be subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

American Funds Portfolio Series / Prospectus     50

Investment objectives, strategies and risks

Except where the context indicates otherwise, all references herein to the “fund” apply to each of the funds in the series.

The investment objectives, strategies and risks of each fund are summarized below:

American Funds Global Growth Portfolio The fund’s investment objective is to provide long-term growth of capital.

American Funds Growth Portfolio The fund’s investment objective is to provide long-term growth of capital.

American Funds Growth and Income Portfolio The fund’s investment objective is to provide long-term growth of capital while providing current income.

American Funds Balanced Portfolio The fund’s investment objectives are to provide current income and long-term growth of capital and income.

American Funds Income Portfolio The fund’s investment objective is to provide current income and, secondarily, long-term growth of capital.

American Funds Tax-Advantaged Income Portfolio The fund’s investment objective is to provide current income, a portion of which is exempt from regular federal income tax, while secondarily striving for long-term growth of capital.

American Funds Preservation Portfolio The fund’s investment objective is to provide current income, consistent with preservation of capital.

American Funds Tax-Exempt Preservation Portfolio The fund’s investment objective is to provide current income that is exempt from regular federal income tax, consistent with preservation of capital.

While the fund has no present intention to do so, the series’ board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders, except for the American Funds Tax-Exempt Preservation Portfolio. Each fund will attempt to achieve its investment objective by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds, balanced funds and bond funds. Further, the fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S. stocks and stocks of issuers domiciled outside the United States. Growth-and-income funds seek long-term growth and income primarily through investments in stocks with some bond investments. Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments.

The Balanced Portfolio, through its investments in the underlying funds, will normally maintain at least 45% of the value of its net assets in common stocks and other equity investments. In addition, through its investments in the underlying funds, the Balanced Portfolio will normally maintain at least 25% of the value of its net assets in bonds and other debt securities (including money market instruments). The Global Growth Portfolio, under normal market conditions, will invest 25% of its net assets in underlying funds that invest significantly (under normal market conditions, at least 40%) in issuers outside the United States.

To the extent a fund invests in one or more underlying American Funds, it will invest in Class R-6 shares of such underlying funds. Class R-6 shares have relatively low expenses, which reduce overall fund expenses. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund. In addition to investing in a mix of American Funds, each fund may also invest in funds in the American Funds Insurance Series or other funds managed by Capital Research and Management Company and its affiliates, subject to obtaining any necessary regulatory approvals and notifying shareholders in advance.

The investment adviser will monitor the funds and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

Each fund may, from time to time, take temporary defensive positions by holding all, or a significant portion, of its assets in cash, money market instruments, shares of money market funds or other securities that may be deemed appropriate by the fund’s investment adviser.

Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the funds’ assets could cause the fund to lose value or its results to lag relevant benchmarks of other funds with similar objectives.

The success of each fund will be impacted by the results of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

An underlying fund may also hold cash or money market instruments. The percentage of an underlying fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, an underlying fund may hold all, or a significant portion, of its assets in cash, money market instruments or other securities that may be deemed appropriate by the underlying fund’s investment adviser. The investment adviser may determine that it is appropriate to take such action in response to certain circumstances, such as periods of market turmoil. A larger amount of such holdings could negatively affect an underlying fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce an underlying fund’s magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

51     American Funds Portfolio Series / Prospectus

The following are principal risks associated with the fund’s investment strategies.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. The American Funds Growth and Income Portfolio may invest in an underlying fixed-income fund that is a non-diversified investment company under the Investment Company Act of 1940. Poor performance by a single large holding in a non-diversified fund would adversely affect the fund’s investment results more than if the underlying fund were invested in a larger number of issuers.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

The following are principal risks associated with the underlying funds’ investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

American Funds Portfolio Series / Prospectus     52

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Liquidity risk — Certain underlying fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the underlying fund could cause the values of these securities to decline.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make an underlying fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the underlying fund’s share price may increase.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the underlying fund may invest and the various risks associated with those derivatives is included in the underlying fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this

53     American Funds Portfolio Series / Prospectus

process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are certain additional risks associated with the underlying funds’ investment strategies.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the underlying fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the underlying fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the underlying fund is unable to close out a position on a futures contract, the underlying fund would remain subject to the risk of adverse price movements until the underlying fund is able to close out the futures position. The ability of the underlying fund to successfully utilize futures contracts may depend in part upon the ability of the underlying fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the underlying fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the underlying fund could be exposed to the risk of loss.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDX, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap contract could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the underlying fund. To the extent the underlying fund enters into a bilaterally negotiated swap transaction, there is a possibility that the counterparty will fail to perform in accordance with the terms of the swap agreement. If a counterparty defaults on its obligations under a swap agreement, the underlying fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the underlying fund’s initial investment. Certain swap transactions are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDX, may be dependent on both the individual credit of the underlying fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the underlying fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the underlying fund’s investment in a swap may result in losses to the underlying fund.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the underlying fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the underlying fund to be more impacted by risks relating to the country, region, industry or sector than a fund without such levels of exposure. For example, if the underlying fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the underlying fund than on a fund that is more geographically diversified.

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Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the periods presented.

Fund comparative indexes The investment results tables in this prospectus show how the fund’s average annual total returns compare with various broad measures of market results.

American Funds Global Growth Portfolio

The MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United States and may own U.S. securities as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

American Funds Growth Portfolio

The S&P 500 Index is a market capitalization-weighted index based on the results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Growth Funds Index is an equally weighted index of growth funds, as defined by each fund’s related prospectus. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of  sales charges, account fees or U.S. federal income taxes.

American Funds Growth and Income Portfolio

The S&P 500 Index is a market capitalization-weighted index based on the results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Bloomberg Barclays Global Aggregate Index represents the global investment-grade fixed income markets. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Growth and Income Funds Index is an equally weighted index of funds that combines a growth-of-earnings orientation and an income requirement for level and/or rising dividends. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

American Funds Balanced Portfolio

The S&P 500 Index is a market capitalization-weighted index based on the results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Balanced Funds Index is an equally weighted index of funds that seek to conserve principal by maintaining a balanced portfolio of both stocks and bonds. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

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American Funds Income Portfolio

The S&P 500 Index is a market capitalization-weighted index based on the results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Income Funds Index is an equally weighted index of funds that normally seek a high level of current income through investing in income-producing stocks, bonds and money market instruments. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

American Funds Tax-Advantaged Income Portfolio

The S&P 500 Index is a market capitalization-weighted index based on the results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The MSCI All Country World ex USA Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Bloomberg Barclays Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Income Funds Index is an equally weighted index of funds that normally seek a high level of current income through investing in income-producing stocks, bonds and money market instruments. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

American Funds Preservation Portfolio

The Bloomberg Barclays 1-5 Year U.S. Government/Credit A+ Index is a market-value-weighted index that tracks the total return results of fixed-rate, publicly-placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to five years, including A-rated securities and above. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Bloomberg Barclays U.S. Government/Credit 1–7 Years ex BBB Index is a market-value weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to seven years, excluding BBB-rated securities. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Short-Intermediate Investment Grade Debt Funds Index is an equally weighted index of funds that invest primarily in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the fund for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

American Funds Tax-Exempt Preservation Portfolio

The Bloomberg Barclays Municipal Short-Intermediate 1-10 Years Index is a market-value-weighted index that includes investment grade tax-exempt bonds with maturities of one to 10 years. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Intermediate Municipal Debt Funds Index is an equally weighted index of funds that invest in municipal debt issues with dollar-weighted average maturities of five to 10 years. The results of the underlying funds in the index include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

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Information regarding the underlying funds The investment objectives and principal investment strategies of the underlying funds are summarized below and on the following pages. They should not be construed as an offer to purchase or sell the underlying funds. For additional and more current information regarding the underlying funds, investors should read the current prospectuses and statements of additional information of the underlying funds.

Each fund will invest in some, but not all, of the underlying funds listed below. Some underlying funds may not be underlying investments for any fund, while others may serve as underlying investments for multiple funds.

The fund relies on the professional judgment of the investment adviser to the fund and to the underlying funds to make decisions about the underlying fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Underlying funds – Growth funds

AMCAP Fund The fund’s investment objective is to provide you with long-term growth of capital.

The fund invests primarily in common stocks of U.S. companies that have solid long-term growth records and the potential for good future growth. The fund may invest in common stocks and other securities of issuers domiciled outside the United States to a limited extent.

EuroPacific Growth Fund The fund’s investment objective is to provide you with long-term growth of capital.

The fund invests primarily in common stocks of issuers in Europe and the Pacific Basin that the investment adviser believes have the potential for growth. Growth stocks are stocks that the investment adviser believes have the potential for above-average capital appreciation.

Normally the fund will invest at least 80% of its net assets in securities of issuers in Europe and the Pacific Basin. A country will be considered part of Europe if it is part of the MSCI European indexes, and part of the Pacific Basin if any of its borders touches the Pacific Ocean. In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues. The fund may invest a portion of its assets in common stocks and other securities of companies in emerging markets.

The Growth Fund of America The fund’s investment objective is to provide you with growth of capital.

The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund invests primarily in common stocks of large and mid-capitalization issuers. The fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States.

The New Economy Fund The investment objective of the fund is long-term growth of capital. Current income is a secondary consideration.

The fund seeks to achieve its objectives by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy.

In pursuing its investment objectives, the fund invests primarily in common stocks that the investment adviser believes have the potential for growth. The fund also invests in common stocks with the potential to pay dividends. The fund may invest a significant portion of its assets in issuers based outside the United States, including those based in developing countries.

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New Perspective Fund The fund’s primary investment objective is to provide you with long-term growth of capital. Future income is a secondary objective.

The fund seeks to take advantage of investment opportunities generated by changes in international trade patterns and economic and political relationships by investing in common stocks of companies located around the world.

In pursuing its primary investment objective, the fund invests primarily in common stocks that the investment adviser believes have the potential for growth. In pursuing its secondary objective, the fund invests in common stocks of companies with the potential to pay dividends in the future.

New World Fund The fund’s investment objective is long-term capital appreciation.

The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets. The securities markets of these countries may be referred to as emerging markets. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.”

Under normal market conditions, the fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

In determining whether a country is qualified, the fund’s investment adviser will consider such factors as the country’s per capita gross domestic product, the percentage of the country’s economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains.

The fund may invest in equity securities of any company, regardless of where it is based, if the fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the fund may invest up to 25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

SMALLCAP World Fund The fund’s investment objective is to provide you with long-term growth of capital.

Normally the fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations. The investment adviser currently defines “small market capitalization” companies to be companies with market capitalizations of $4.0 billion or less. The investment adviser has periodically re-evaluated and adjusted this definition and may continue to do so in the future. The fund may continue to hold securities of a portfolio company that subsequently appreciates above the small market capitalization threshold. Because of this, the fund may have less than 80% of its net assets in small market capitalization stocks at any given time. Under normal circumstances, the fund will invest a significant portion of its assets outside the United States, including in emerging markets.

Underlying funds – Growth-and-income funds

American Mutual Fund The fund strives for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal.

The fund seeks to invest primarily in common stocks of companies that are likely to participate in the growth of the American economy and whose dividends appear to be sustainable. The fund invests primarily in securities of issuers domiciled in the United States and Canada.

The fund’s equity investments are limited to securities of companies that are included on its eligible list. Securities are added to, or deleted from, the eligible list based upon a number of factors, such as the fund’s investment objectives and policies, whether a company is deemed to be an established company of sufficient quality and a company’s dividend payment prospects. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The fund may also invest in bonds and other debt securities, including those issued by the U.S. government and by federal agencies and instrumentalities. Debt securities purchased by the fund are rated investment grade or better or determined by the fund’s investment adviser to be of equivalent quality.

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Capital World Growth and Income Fund The fund’s investment objective is to provide you with long-term growth of capital while providing current income.

The fund invests primarily in common stocks of well-established companies located around the world, many of which have the potential to pay dividends. The fund invests, on a global basis, in common stocks that are denominated in U.S. dollars or other currencies. Under normal market circumstances the fund will invest a significant portion of its assets in securities of issuers domiciled outside the United States, including those based in developing countries.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund tends to invest in stocks that the investment adviser believes to be relatively resilient to market declines.

Fundamental Investors The fund’s investment objective is to achieve long-term growth of capital and income.

The fund seeks to invest primarily in common stocks of companies that appear to offer superior opportunities for capital growth and most of which have a history of paying dividends. In addition, the fund may invest significantly in securities of issuers domiciled outside the United States.

International Growth and Income Fund The fund’s investment objective is to provide you with long-term growth of capital while providing current income.

The fund invests primarily in stocks of larger, well-established companies domiciled outside the United States, including in emerging markets and developing countries, that the investment adviser believes have the potential for growth and/or to pay dividends. The fund currently intends to invest at least 90% of its assets in securities of issuers domiciled outside the United States and whose securities are listed primarily on exchanges outside the United States and in cash and cash equivalents and securities held as collateral issued by U.S. issuers. The fund therefore expects to be invested in numerous countries outside the United States.

The fund is designed for investors seeking both capital appreciation and income. In pursuing its objective, the fund focuses on stocks of companies with strong earnings that pay dividends.

The Investment Company of America The fund’s investment objectives are to achieve long-term growth of capital and income.

The fund invests primarily in common stocks, most of which have a history of paying dividends. The fund’s equity investments are limited to securities of companies that are included on its eligible list. Securities are added to, or deleted from, the eligible list based upon a number of factors, such as the fund’s investment objectives and policies, whether a company is deemed to be an established company of sufficient quality and a company’s dividend payment prospects. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size. In the selection of common stocks and other securities for investment, potential for capital appreciation and future dividends are given more weight than current yield.

The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

Washington Mutual Investors Fund The fund’s investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

The fund invests primarily in common stocks of established companies that are listed on, or meet the financial listing requirements of, the New York Stock Exchange and have a strong record of earnings and dividends. The fund strives to accomplish its objective through fundamental research, careful selection and broad diversification. In the selection of common stocks and other securities for investment, current and potential yield as well as the potential for long-term capital appreciation are considered. The fund seeks to provide an above-average yield in its quarterly income distribution in relation to the S&P 500 Index (a broad, unmanaged index). The fund strives to maintain a fully invested, diversified portfolio, consisting primarily of high-quality common stocks.

The fund has Investment Standards originally based upon criteria established by the United States District Court for the District of Columbia for determining eligibility under the Court’s Legal List procedure, which was in effect for many years. The fund has an “Eligible List” — based on the Investment Standards and approved by the fund’s board of trustees — of investments considered appropriate for a prudent investor seeking opportunities for income and growth of principal consistent with common stock investing. The investment adviser is required to select the fund's investments exclusively from the issuers on the Eligible List. The investment adviser monitors the Eligible List and makes recommendations to the board of trustees regarding changes necessary for continued compliance with the fund’s Investment Standards.

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Underlying funds – Equity-income and balanced funds

American Balanced Fund The investment objectives of the fund are: (1) conservation of capital, (2) current income and (3) long-term growth of capital and income.

The fund uses a balanced approach to invest in a broad range of securities, including common stocks and investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality). The fund also invests in securities issued and guaranteed by the U.S. government and by federal agencies and instrumentalities. In addition, the fund may invest a portion of its assets in common stocks, most of which have a history of paying dividends, bonds and other securities of issuers domiciled outside the United States.

Normally the fund will maintain at least 50% of the value of its assets in common stocks and at least 25% of the value of its assets in debt securities, including money market securities. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

American Funds Global Balanced Fund This fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

As a balanced fund with global scope, the fund seeks to invest in equity and debt securities around the world that offer the opportunity for growth and/or provide dividend income, while also constructing the portfolio to protect principal and limit volatility. The fund will allocate its assets among various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest at least 40% of its net assets in issuers outside the United States, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers outside the United States.

The fund’s ability to invest in issuers outside the United States includes investing in emerging markets.

Normally the fund will maintain at least 45% of the value of its assets in common stocks and other equity investments. Although the fund’s equity investments focus on medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

Normally the fund will invest at least 25% of the value of its assets in bonds and other debt securities (including money market instruments). These will consist of investment-grade securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser).

The fund may invest in bonds and other debt securities, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The fund may also invest in securities of governments, agencies, corporations and other entities domiciled outside the United States. These investments will typically be denominated in currencies other than U.S. dollars.

Capital Income Builder The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The fund’s secondary objective is to provide growth of capital.

The fund normally will invest at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities). The fund invests primarily in a broad range of income-producing securities, including common stocks and bonds. In seeking to provide you with a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund may also invest significantly in common stocks, bonds and other securities of issuers domiciled outside the United States.

The Income Fund of America The fund’s investment objectives are to provide you with current income while secondarily striving for capital growth.

Normally the fund invests primarily in income-producing securities. These include equity securities, such as dividend-paying common stocks, and debt securities, such as interest-paying bonds.

Generally at least 60% of the fund’s assets will be invested in common stocks and other equity-type securities. However, the composition of the fund’s investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions. The fund may also invest up to 25% of its assets in equity securities of issuers domiciled outside the United States, including issuers in developing countries. In addition, the fund may invest up to 20% of its assets in lower quality, higher yielding nonconvertible debt securities (rated Ba1 and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser); such securities are sometimes referred to as “junk bonds.” The fund may also invest up to 10% of its assets in debt securities of issuers domiciled outside the United States; however, these securities must be denominated in U.S. dollars.

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Underlying funds – Fixed income funds

American Funds Mortgage Fund The fund’s investment objective is to provide current income and preservation of capital.

Normally at least 80% of the fund’s assets will be invested in mortgage-related securities, including securities collateralized by mortgage loans and contracts for future delivery of such securities (such as to be announced contracts and mortgage dollar rolls). The fund will invest primarily in mortgage-related securities that are sponsored or guaranteed by the U.S. government, such as securities issued by government-sponsored entities that are not backed by the full faith and credit of the U.S. government, and nongovernment mortgage-related securities that are rated in the Aaa or AAA rating category (by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may also invest in debt issued by federal agencies. In the case of to be announced contracts, each contract for future delivery is normally of short duration.

The fund may also invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

American High-Income Trust The fund’s primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation.

The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba1 or below or BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the fund’s investment adviser to be of equivalent quality), including corporate loan obligations. Such securities are sometimes referred to as “junk bonds.” The fund may also invest a portion of its assets in securities of issuers domiciled outside the United States.

The fund may also invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objectives and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than those that exist in funds investing in higher quality debt securities.

The Bond Fund of America The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund invests a majority of its assets in debt securities rated A3 or better or A- or better by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser, including U.S. government securities, money market instruments or cash.

The fund may invest in debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The fund invests in debt securities with a wide range of maturities.

The fund may invest in inflation linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may invest in certain derivative instruments, such as futures contracts and swaps. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The fund’s current practice is to invest no more than 10% of its assets in debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. Securities rated Ba1 or below and BB+ or below are sometimes referred to as “junk bonds.”

Capital World Bond Fund The fund’s investment objective is to provide you, over the long term, with a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.

Under normal market circumstances, the fund will invest at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund invests primarily in debt securities, including asset-backed and mortgage-backed securities and securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The fund may invest substantially in securities of issuers domiciled outside the United States, including issuers domiciled in developing countries. Normally, the fund will invest substantially in investment-grade bonds (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to

61     American Funds Portfolio Series / Prospectus

be of equivalent quality by the fund’s investment adviser). The fund may also invest up to 25% of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser). Such securities are sometimes referred to as “junk bonds.” The total return of the fund will be the result of interest income, changes in the market value of the fund’s investments and changes in the values of other currencies relative to the U.S. dollar.

The fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

The fund is nondiversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case. However, the fund intends to limit its investments in the securities of any single issuer.

Intermediate Bond Fund of America The fund’s investment objective is to provide you with current income consistent with the maturity and quality standards described in its prospectus and preservation of capital.

The fund maintains a portfolio of bonds, other debt securities and money market instruments having a dollar-weighted average effective maturity of no less than three years and no greater than five years under normal market conditions. The fund invests primarily in bonds and other debt securities with quality ratings of A– or better or A3 or better (by a Nationally Recognized Statistical Rating Organization designated by the fund’s investment adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in bonds and other debt securities rated in the BBB or Baa rating category (by a Nationally Recognized Statistical Rating Organization designated by the fund’s investment adviser) or unrated but determined to be of equivalent quality by the fund’s investment adviser.

The fund primarily invests in debt securities denominated in U.S. dollars. These include securities issued and guaranteed by the U.S. government, debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies, and instrumentalities that are not backed by the full faith and credit of the U.S. government. In addition, the fund may invest in mortgage-backed securities issued by private issuers and asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

The fund may invest in inflation linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may also invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Short-Term Bond Fund of America The fund’s investment objective is to provide you with current income, consistent with the maturity and quality standards described in its prospectus, and preservation of capital.

The fund will invest at least 80% of its assets in bonds (bonds include any debt instrument and cash equivalents, and may be represented by other investment instruments, including derivatives). The fund maintains a portfolio of bonds, other debt securities and money market instruments having a dollar-weighted average effective maturity no greater than three years and consisting primarily of debt securities rated AA– or Aa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser. The fund may invest up to 10% of its assets in debt securities in the A rating category or in unrated securities determined by the fund’s investment adviser to be of equivalent quality.

The fund primarily invests in debt securities denominated in U.S. dollars, including securities issued and guaranteed by the U.S. government, securities of corporate issuers, mortgage-backed securities and debt securities and mortgage-backed securities issued by government sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. In addition, the fund may invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

The fund may invest in inflation linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may also invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

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U.S. Government Securities Fund The fund’s investment objective is to provide a high level of current income consistent with prudent investment risk and preservation of capital.

Normally at least 80% of the fund’s assets will be invested in securities that are guaranteed or sponsored by the U.S. government, its agencies and instrumentalities, including bonds and other debt securities denominated in U.S. dollars, which may be represented by other investment instruments, including derivatives. The fund may also invest in mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The fund invests in debt securities with a wide range of maturities.

The fund may invest in inflation linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may invest in certain derivative instruments. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index. The fund may invest in a derivative only if, in the opinion of the investment adviser, the expected risks and rewards of the proposed investment are consistent with the investment objective and strategies of the fund as disclosed in this prospectus and in the fund’s statement of additional information.

Underlying funds – Tax-exempt bond funds

American High-Income Municipal Bond Fund The fund’s investment objective is to provide you with a high level of current income exempt from regular federal income tax.

In seeking to achieve its objective, the fund may forego opportunities that would result in capital gains and may accept prudent risks to capital value, in each case to take advantage of opportunities for higher current income.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax and may subject you to alternative minimum tax. The fund may invest, without limitation, in securities that may subject you to federal alternative minimum tax. The fund invests at least 50% of its portfolio in debt securities rated BBB+ or below or Baa1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Some of the securities in which the fund invests may have credit and liquidity support features, including guarantees and letters of credit.

Limited Term Tax-Exempt Bond Fund of America The fund’s investment objective is to provide you with current income exempt from regular federal income tax, consistent with the maturity and quality standards described in its prospectus, and to preserve capital.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax and that do not subject you to federal alternative minimum tax. The fund may also invest up to 20% of its assets in securities that may subject you to federal alternative minimum tax.

The fund invests primarily in debt securities rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BBB and Baa by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Some of the securities in which the fund invests may have credit and liquidity support features, including guarantees and letters of credit. The dollar-weighted average effective maturity of the fund’s portfolio is between three and 10 years.

Tax-Exempt Bond Fund of America The fund’s investment objective is to provide you with a high level of current income exempt from federal income tax, consistent with the preservation of capital.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. The fund will not invest in securities that subject you to federal alternative minimum tax. The fund invests at least 65% in debt securities rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BBB+ or below and Baa1 or below (including those rated BB+ or below and Ba1 or below) by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Some of the securities in which the fund invests may have credit and liquidity support features, including guarantees and letters of credit.

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Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the funds and other funds, including the underlying American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the funds. The total management fees paid by each fund to its investment adviser for the most recent fiscal year, as a percentage of average net assets, appears in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.” Please see the statement of additional information for further details. A discussion regarding the basis for approval of the series’ Investment Advisory and Service Agreement by the series’ board of trustees is contained in the series’ annual report to shareholders for the fiscal year ended October 31, 2016.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income investment division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

Portfolio holdings Portfolio holdings information for each fund in the series is available on the American Funds website at americanfunds.com. A description of the funds’ policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

The Capital SystemSM for the underlying funds Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets for the underlying funds. Under this approach, the portfolio of each underlying fund is divided into segments managed by individual managers who decide how their respective segments will be invested. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of an underlying fund’s portfolio. Investment decisions are subject to the underlying fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

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Portfolio management for the series Capital Research and Management Company is the investment adviser to the American Funds Portfolio Series. For each fund in the series, the Portfolio Oversight Committee develops the allocation approach and selects the underlying funds in which each fund invests.

The table below shows the investment experience and role in management for each of the series’ investment professionals.

Investment professional	Investment experience	Experience in this series	Role in management of the series
Bradley J. Vogt	Investment professional for 30 years, all with Capital Research and Management Company or affiliate	5 years	Serves as a member of the Portfolio Oversight Committee
Alan N. Berro	Investment professional for 31 years in total; 26 years with Capital Research and Management Company or affiliate	5 years	Serves as a member of the Portfolio Oversight Committee
Joanna F. Jonsson	Investment professional for 28 years in total; 27 years with Capital Research and Management Company or affiliate	2 years	Serves as a member of the Portfolio Oversight Committee
James B. Lovelace	Investment professional for 35 years, all with Capital Research and Management Company or affiliate	5 years	Serves as a member of the Portfolio Oversight Committee
Wesley K.-S. Phoa	Investment professional for 23 years in total; 18 years with Capital Research and Management Company or affiliate	5 years	Serves as a member of the Portfolio Oversight Committee
John H. Smet	Investment professional for 35 years in total; 34 years with Capital Research and Management Company or affiliate	5 years	Serves as a member of the Portfolio Oversight Committee
Andrew B. Suzman	Investment professional for 24 years, all with Capital Research and Management Company or affiliate	5 years	Serves as a member of the Portfolio Oversight Committee

Information regarding the investment professionals’ compensation, their ownership of securities in the series and other accounts they manage is in the statement of additional information.

65     American Funds Portfolio Series / Prospectus

Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you, depending on your investment dealer or retirement plan recordkeeper. Please see your financial advisor, investment dealer or retirement plan recordkeeper for more information.

Shareholder information

Shareholder services American Funds Service Company, the fund’s transfer agent, offers a wide range of services that you can use to alter your investment program should your needs or circumstances change. These services may be terminated or modified at any time upon 60 days’ written notice.

A more detailed description of policies and services is included in the series’ statement of additional information and the owner’s guide sent to new American Funds shareholders entitled Welcome. Class 529 shareholders should also refer to the applicable program description for information on policies and services relating specifically to their account(s). These documents are available by writing to or calling American Funds Service Company.

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Unless otherwise noted, references to Class A, C, T or F-1 shares on the following pages also refer to the corresponding Class 529-A, 529-C, 529-T or 529-F-1 shares. Unless otherwise noted, references to Class F shares refer to Class F-1, F-2 and F-3 shares and references to Class R shares refer to Class R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6 shares.

Purchase, exchange and sale of shares The series’ transfer agent, on behalf of the series and American Funds Distributors,® the series’ distributor, is required by law to obtain certain personal information from you or any other person(s) acting on your behalf in order to verify your or such person’s identity. If you do not provide the information, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially criminal activity, the series and American Funds Distributors reserve the right to close your account or take such other action they deem reasonable or required by law.

When purchasing shares, you should designate the fund or funds in which you wish to invest. Subject to the exception below, if no fund is designated, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge, in the case of Class A or Class T shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares (or, if you are investing through a financial intermediary who offers only Class T shares, in Class T shares) of American Funds U.S. Government Money Market FundSM on the third business day after receipt of your investment.

If the amount of your cash investment is $10,000 or less, no fund is designated, and you made a cash investment (excluding exchanges) within the last 16 months, your money will be invested in the same proportion and in the same fund or funds and in the same class of shares in which your last cash investment was made.

Different procedures may apply to certain employer-sponsored arrangements, including, but not limited to, SEPs and SIMPLE IRAs.

Valuing shares The net asset value of each share class of each fund in the series is calculated based upon the net asset values of the underlying funds in which each fund invests. The prospectuses for the underlying funds explain the circumstances under which the underlying funds will use fair value pricing and the effects of using fair value pricing. The net asset value of each share class of the fund is the value of a single share of that class. The fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s net asset value would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services. Futures contracts are valued primarily on the basis of settlement prices. The underlying fund has adopted procedures for making fair value determinations if market quotations or prices from third-party pricing services, as applicable, are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the underlying fund’s equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures may be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the underlying funds may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge, in the case of Class A or Class T shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction. A contingent deferred sales charge may apply at the time you sell certain Class A and C shares.

Purchase of Class A, C and T shares You may generally open an account and purchase Class A, C and T shares by contacting any financial advisor (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund’s shares. You may purchase additional shares in various ways, including through your financial advisor and by mail, telephone, the Internet and bank wire.

Automatic conversion of Class C shares Class C shares automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F-1 shares. The Internal Revenue Service currently takes the position that such automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this were to happen, you would have the option of converting your Class C shares to Class F-1 shares at the anniversary date described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

Purchase of Class F shares You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund’s distributor, through financial intermediaries that have been approved by, and that have special agreements with, the fund’s distributor to offer Class F shares to self-directed investment brokerage accounts that may charge a transaction fee, through certain registered investment advisors and through other intermediaries approved by the fund’s

67     American Funds Portfolio Series / Prospectus

distributor. These intermediaries typically charge ongoing fees for services they provide. Intermediary fees are not paid by the fund and normally range from .75% to 1.50% of assets annually, depending on the services offered.

Class F-2 and F-3 shares may also be available on brokerage platforms of firms that have agreements with the fund’s distributor to offer such shares solely when acting as an agent for the investor. An investor transacting in Class F-2 or F-3 shares in these programs may be required to pay a commission and/or other forms of compensation to the broker. Shares of the fund are available in other share classes that have different fees and expenses.

In addition, Class F-3 shares are available to institutional investors, which include, but are not limited to, charitable organizations, governmental institutions and corporations, with a minimum investment amount of $1,000,000.

Purchase of Class 529 shares Class 529 shares may be purchased only through an account established with a 529 college savings plan managed by the American Funds organization. You may open this type of account and purchase Class 529 shares by contacting any financial advisor (who may impose transaction charges in addition to those described in this prospectus) authorized to sell such an account. You may purchase additional shares in various ways, including through your financial advisor and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating through an eligible employer plan.

Accounts holding Class 529 shares are subject to a $10 account setup fee and an annual $10 account maintenance fee. These fees are waived until further notice.

Investors residing in any state may purchase Class 529 shares through an account established with a 529 college savings plan managed by the American Funds organization. Class 529-A, 529-C, 529-T and 529-F-1 shares are structured similarly to the corresponding Class A, C, T and F-1 shares. For example, the same initial sales charges apply to Class 529-A shares as to Class A shares.

Purchase of Class R shares Class R shares are generally available only to retirement plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans. Class R shares also are generally available only to retirement plans for which plan level or omnibus accounts are held on the books of the fund. Class R-5E, R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries. In addition, Class R-5 and R-6 shares are available for investment by other registered investment companies approved by the fund’s investment adviser or distributor. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and 529 college savings plans.

Purchases by employer-sponsored retirement plans Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund’s shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan’s administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the PlanPremier® or Recordkeeper Direct® recordkeeping programs. These programs are proprietary recordkeeping solutions for small retirement plans.

Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided that their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under “Sales charge reductions and waivers” in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

Employer-sponsored retirement plans that invested in Class A shares of any of the American Funds without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares of the American Funds without any initial or contingent deferred sales charge.

A 403(b) plan may not invest in Class A or C shares of any of the American Funds unless it was invested in Class A or C shares before January 1, 2009.

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Purchase minimums and maximums Purchase minimums described in this prospectus may be waived in certain cases. In addition, the fund reserves the right to redeem the shares of any shareholder for their then current net asset value per share if the shareholder’s aggregate investment in the fund falls below the fund’s minimum initial investment amount. See the statement of additional information for details.

For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

The effective purchase maximums for Class 529-A, 529-C, 529-E, 529-T and 529-F-1 shares will reflect the maximum applicable contribution limits under state law. See the applicable program description for more information.

The purchase maximum for Class C shares is $500,000 per transaction. In addition, if you have significant American Funds holdings, you may not be eligible to invest in Class C or 529-C shares. Specifically, you may not purchase Class C or 529-C shares if you are eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (that is, at net asset value). See “Sales charge reductions and waivers” in this prospectus and the statement of additional information for more details regarding sales charge discounts.

Exchange Except for Class T shares or as otherwise described in this prospectus, you may exchange your shares for shares of the same class of other American Funds without a sales charge. Class A, C, T or F-1 shares of any American Fund (other than American Funds U.S. Government Money Market Fund, as described below) may be exchanged for the corresponding 529 share class without a sales charge. Exchanges from Class A, C, T or F-1 shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfers to Minors Act custodial accounts, may result in significant legal and tax consequences, as described in the applicable program description. Please consult your financial advisor before making such an exchange.

Except as indicated above, Class T shares are not eligible for exchange privileges. Accordingly, an exchange of your Class T shares for Class T shares of any other American Fund will normally be subject to any applicable sales charges.

Exchanges of shares from American Funds U.S. Government Money Market Fund initially purchased without a sales charge to shares of another American Fund generally will be subject to the appropriate sales charge applicable to the other fund. For purposes of computing the contingent deferred sales charge on Class C shares, the length of time you have owned your shares will be measured from the first day of the month in which shares were purchased and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation.

See “Transactions by telephone, fax or the Internet” in the section “How to sell shares” of this prospectus for information regarding electronic exchanges.

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

How to sell shares

You may sell (redeem) shares in any of the following ways:

Employer-sponsored retirement plans

Shares held in eligible retirement plans may be sold through the plan’s administrator or recordkeeper.

Through your dealer or financial advisor (certain charges may apply)

· Shares held for you in your dealer’s name must be sold through the dealer.

· Generally, Class F shares must be sold through intermediaries such as dealers or financial advisors.

Writing to American Funds Service Company

· Requests must be signed by the registered shareholder(s).

· A signature guarantee is required if the redemption is:

— more than $125,000;

— made payable to someone other than the registered shareholder(s); or

— sent to an address other than the address of record or to an address of record that has been changed within the previous 10 days.

· American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.

· Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

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Telephoning or faxing American Funds Service Company or using the Internet

· Redemptions by telephone, fax or the Internet (including American FundsLine and americanfunds.com) are limited to $125,000 per American Funds shareholder each day.

· Checks must be made payable to the registered shareholder.

· Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts, including certified or cashier’s checks, for the shares purchased have cleared (normally 10 business days).

Although payment of redemptions normally will be in cash, the series’ declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the series’ board of trustees. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain at market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the fund pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities.

Transactions by telephone, fax or the Internet Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the series, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or the series may be liable for losses due to unauthorized or fraudulent instructions.

Frequent trading of fund shares The series and American Funds Distributors reserve the right to reject any purchase order for any reason. The funds in the series are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the series or American Funds Distributors has determined could involve actual or potential harm to the funds may be rejected.

The series, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the series will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

In addition to the series’ broad ability to restrict potentially harmful trading as described above, the series’ board of trustees has adopted a “purchase blocking policy” under which any shareholder redeeming shares having a value of $5,000 or more from a fund will be precluded from investing in that fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the series’ purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

· purchases and redemptions of shares having a value of less than $5,000;

· transactions in Class 529 shares;

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

· purchase transactions involving in-kind transfers of shares of the fund, rollovers, Roth IRA conversions and IRA recharacterizations, if the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions; and

· systematic redemptions and purchases, if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

The series reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts if American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares in such accounts.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary’s procedures are reasonably designed to enforce the frequent trading policies of the series. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the

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account owner’s trading. If American Funds Service Company is not satisfied that the intermediary has taken appropriate action, American Funds Service Company may terminate the intermediary’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the series’ surveillance procedures and purchase blocking policy described above, all transactions in fund shares remain subject to the right of the series, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally, including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy. See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.

Distributions and taxes

Dividends and distributions The American Funds Global Growth Portfolio and American Funds Growth Portfolio intend to distribute dividends to you, usually in December. The American Funds Growth and Income Portfolio, American Funds Balanced Portfolio, American Funds Income Portfolio and American Funds Tax-Advantaged Income Portfolio intend to distribute dividends to you, usually in March, June, September and December. The American Funds Preservation Portfolio and the American Funds Tax-Exempt Preservation Portfolio intend to distribute dividends to you each month. Dividends may fluctuate. Since the fund's distribution of net investment income may exceed its earnings and profits for tax purposes, a portion of the distribution may be classified as a return of capital.

Capital gains, if any, are usually distributed in December. When a dividend or a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of the applicable fund or other American Funds, or you may elect to receive them in cash. Dividends and capital gain distributions for 529 share classes and retirement plan shareholders will be reinvested automatically.

Taxes on dividends and distributions For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. A fund’s distributions of net long-term capital gains are taxable as long-term capital gains. Return of capital distributions decrease your cost basis and are not taxable until your cost basis has been reduced to zero. If your cost base is zero, return of capital distributions are treated as capital gains. Any taxable dividends and capital gain distributions you receive from a fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Notwithstanding the above, interest on municipal bonds is generally not included in gross income for federal tax purposes. Subject to certain requirements, a fund is permitted to pay through to its shareholders the interest earned on municipal bonds held by the underlying funds as federally exempt-interest dividends.

Dividends and capital gain distributions that are automatically reinvested in a tax-favored retirement or education savings account do not result in federal or state income tax at the time of reinvestment.

Taxes on transactions Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

Exchanges within a tax-favored retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

Shareholder fees Fees borne directly by a fund normally have the effect of reducing a shareholder’s taxable income on distributions. By contrast, fees paid directly to advisors by a fund shareholder for ongoing advice are deductible for income tax purposes only to the extent that they (combined with certain other qualifying expenses) exceed 2% of such shareholder’s adjusted gross income.

Please see your tax advisor for more information. Holders of Class 529 shares should refer to the applicable program description for more information regarding the tax consequences of selling Class 529 shares.

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Choosing a share class The funds offer different classes of shares through this prospectus. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Each share class represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. For example, while Class F-1 shares are subject to 12b-1 fees and subtransfer agency fees payable to third-party service providers, Class F-2 shares are subject only to subtransfer agency fees payable to third-party service providers (and not 12b-1 fees) and Class F-3 shares are not subject to any such additional fees. The different fee structures allow the investor to choose how to pay for advisory platform expenses. Class R shares offer different levels of 12b-1 and recordkeeping fees so that a plan can choose the class that best meets the cost associated with obtaining investment related services and participant level recordkeeping for the plan. When you purchase shares of a fund for an individual-type account, you should choose a share class. If none is chosen, your investment will be made in Class A shares or, in the case of a 529 plan investment, Class 529-A shares (or, if you are investing through a financial intermediary who offers only Class T and 529-T shares, your investment will be made in Class T or Class 529-T shares, as applicable).

Factors you should consider when choosing a class of shares include:

· how long you expect to own the shares;

· how much you intend to invest;

· total expenses associated with owning shares of each class;

· whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A or Class T or 529-T shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);

· whether you want or need the flexibility to effect exchanges among the American Funds without the imposition of a sales charge (for example, while Class A shares offer such exchange privileges, Class T shares do not);

· whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-C shares to cover higher education expenses); and

· availability of share classes:

— Class C shares are not available to retirement plans that do not currently invest in such shares and that are eligible to invest in Class R shares, including retirement plans established under Internal Revenue Code Sections 401(a) (including 401(k) plans), 403(b) or 457;

— Class F and 529-F-1 shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund’s distributor, to financial intermediaries that have been approved by, and that have special agreements with, the fund’s distributor to offer Class F and 529-F-1 shares to self-directed investment brokerage accounts that may charge a transaction fee, to certain registered investment advisors and to other intermediaries approved by the fund’s distributor;

— Class F-3 shares are also available to institutional investors, which include, but are not limited to, charitable organizations, governmental institutions and corporations, with a minimum investment amount of $1,000,000; and

— Class R shares are generally available only to retirement plans established under Internal Revenue Code Sections 401(a) (including 401(k) plans), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans;

— Class 529 and R shares are not available for the American Funds Tax-Advantaged Income Portfolio and the American Funds Tax-Exempt Preservation Portfolio.

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you.

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Sales charges

Class A shares The initial sales charge you pay each time you buy Class A shares differs depending upon the fund in which you invest and the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

Sales charges for American Funds Global Growth Portfolio, American Funds Growth Portfolio, American Funds Growth and Income Portfolio, American Funds Balanced Portfolio and American Funds Income Portfolio

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $25,000	5.75%	6.10%	5.00%
$25,000 but less than $50,000	5.00	5.26	4.25
$50,000 but less than $100,000	4.50	4.71	3.75
$100,000 but less than $250,000	3.50	3.63	2.75
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more and certain other investments described below	none	none	see below

Sales charges for American Funds Tax-Advantaged Income Portfolio

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	3.50	3.63	2.75
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more and certain other investments described below	none	none	see below

Sales charges for American Funds Preservation Portfolio and American Funds Tax-Exempt Preservation Portfolio

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more and certain other investments described below	none	none	see below

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the tables above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

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Except as provided below, investments in Class A shares of $1 million or more may be subject to a 1% contingent deferred sales charge if the shares are sold within one year of purchase. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

Class A share purchases not subject to sales charges The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

·  investments made by accounts that are part of qualified fee-based programs that purchased Class A shares before the discontinuation of the relevant investment dealer’s load-waived Class A share program with the American Funds and that continue to be held through fee-based programs; and

· rollover investments from retirement plans to IRAs that are described in the “Rollovers from retirement plans to IRAs” section of this prospectus.

The distributor may pay dealers a commission of up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see “Plans of distribution” in this prospectus).

A transfer from the Virginia Prepaid Education ProgramSM or the Virginia Education Savings TrustSM to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Investment dealers will be compensated solely with an annual service fee that begins to accrue immediately.

Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund Business Management Group, or by his or her designee, Class A shares of the American Funds may be sold at net asset value to:

(1) currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with American Funds Distributors (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children (these policies are subject to the dealer’s policies and system capabilities);

(2) currently registered investment advisors (“RIAs”) and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively, “Eligible RIAs”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible RIAs or the spouses, children or parents of the Eligible RIAs are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible RIAs, their spouses, parents and/or children (these policies are subject to the RIA’s policies and system capabilities);

(3) insurance company separate accounts;

(4) accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(5) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

(6) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.;

(7) full-time employees of banks that have sales agreements with American Funds Distributors who are solely dedicated to directly supporting the sale of mutual funds; and

(8) current or former clients of Capital Group Private Client Services and their family members who purchase their shares through Capital Group Private Client Services or American Funds Service Company.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account. Depending on the financial intermediary holding your account, these privileges may be unavailable. Investors should consult their financial intermediary for further information.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of The Capital Group Companies, Inc. and its affiliates. Please see the statement of additional information for further details.

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Class C shares Class C shares are sold without any initial sales charge. American Funds Distributors pays 1% of the amount invested to dealers who sell Class C shares. A contingent deferred sales charge of 1% applies if Class C shares are sold within one year of purchase. The contingent deferred sales charge is eliminated one year after purchase.

Any contingent deferred sales charge paid by you on sales of Class C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Class T shares The initial sales charge you pay each time you buy Class T shares differs depending upon the amount you invest and may be reduced for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested
Less than $250,000	2.50%	2.56%
$250,000 but less than $500,000	2.00	2.04
$500,000 but less than $1 million	1.50	1.52
$1 million or more	1.00	1.01

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

Class 529-E and Class F shares Class 529-E and Class F shares (including Class 529-F-1 shares) are sold without any initial or contingent deferred sales charge.

Class R shares Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually asset-based compensation of up to 1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .60% for Class R-2E shares, up to .50% for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid from fund assets on sales of Class R-5E, R-5 or R-6 shares. The fund may reimburse the distributor for these payments through its plans of distribution.

See “Plans of distribution” in this prospectus for ongoing compensation paid to your dealer or financial advisor for all share classes.

Contingent deferred sales charges Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See “Contingent deferred sales charge waivers” in the “Sales charge reductions and waivers” section of this prospectus. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

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Sales charge reductions and waivers To receive a reduction in your Class A initial sales charge, you must let your financial advisor or American Funds Service Company know at the time you purchase shares that you qualify for such a reduction. If you do not let your advisor or American Funds Service Company know that you are eligible for a reduction, you may not receive the sales charge discount to which you are otherwise entitled. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your advisor or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds. You may need to invest directly through American Funds Service Company in order to receive the sales charge waivers described in this prospectus. Investors should consult their financial intermediary for further information.

In addition to the information in this prospectus, you may obtain more information about share classes, sales charges and sales charge reductions and waivers through a link on the home page of the American Funds website at americanfunds.com, from the statement of additional information or from your financial advisor.

Reducing your Class A initial sales charge Consistent with the policies described in this prospectus, you and your “immediate family” (your spouse — or equivalent, if recognized under local law — and your children under the age of 21) may combine all of your American Funds investments to reduce Class A sales charges. In addition, two or more retirement plans of an employer or an employer’s affiliates may combine all of their American Funds investments to reduce Class A sales charges. Certain investments in the American Funds Target Date Retirement Series,® American Funds Portfolio SeriesSM, American Funds College Target Date Series® and American Funds Retirement Income Portfolio SeriesSM may also be combined for this purpose. Please see the applicable series’ prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds U.S. Government Money Market Fund are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

Aggregating accounts To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

· individual-type employee benefit plans, such as an IRA, single-participant Keogh-type plan, or a participant account of a 403(b) plan that is treated as an individual-type plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Rollovers from retirement plans to IRAs” below);

· SEP plans and SIMPLE IRA plans established after November 15, 2004, by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors;

· business accounts solely controlled by you or your immediate family (for example, you own the entire business);

· trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts);

· endowments or foundations established and controlled by you or your immediate family; or

· 529 accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

· for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

· made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the Investment Company Act of 1940, as amended (“1940 Act”), excluding the individual-type employee benefit plans described above;

· for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

· for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

· for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Rollovers from retirement plans to IRAs” below), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

· for a SEP or SIMPLE IRA plan established after November 15, 2004, by an employer adopting a prototype plan produced by American Funds Distributors.

Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Joint accounts may be aggregated with other accounts belonging to the primary owner and/or his or her immediate family. The primary owner of a joint account is the individual responsible for taxes on the account.

Investments made through employer-sponsored retirement plan accounts will not be aggregated with individual-type accounts.

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Concurrent purchases You may reduce your Class A sales charge by combining simultaneous purchases (including, upon your request, purchases for gifts) of all classes of shares in the American Funds, as well as applicable holdings in the American Funds Target Date Retirement Series, American Funds Portfolio Series, American Funds Retirement Income Portfolio Series and American Funds College Target Date Series. Shares of American Funds U.S. Government Money Market Fund purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds U.S. Government Money Market Fund are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

Rights of accumulation Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as applicable holdings in the American Funds Target Date Retirement Series, American Funds Portfolio Series, American Funds Retirement Income Portfolio Series and American Funds College Target Date Series, to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds U.S. Government Money Market Fund are excluded. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) as of the day prior to your American Funds investment or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

The value of all of your holdings in accounts established in calendar year 2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial advisor or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your American Funds investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

You may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e., at net asset value).

If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American Legacy accounts.

You should retain any records necessary to substantiate the historical amounts you have invested.

Statement of intention You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention is a nonbinding commitment that allows you to combine all purchases of all share classes of the American Funds (excluding American Funds U.S. Government Money Market Fund) that you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. Your accumulated holdings (as described and calculated under “Rights of accumulation” above) eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention. See the discussion regarding employer-sponsored retirement plans under “Purchase, exchange and sale of shares” in this prospectus for more information.

The statement of intention period starts on the date on which your first purchase made toward satisfying the statement of intention is processed. Your accumulated holdings (as described above under “Rights of accumulation”) eligible to be aggregated as of the day immediately before the start of the statement of intention period may be credited toward satisfying the statement of intention.

You may revise the commitment you have made in your statement of intention upward at any time during the statement of intention period. If your prior commitment has not been met by the time of the revision, the statement of intention period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised statement of intention. If your prior commitment has been met by the time of the revision, your original statement of intention will be considered met and a new statement of intention will be established.

The statement of intention will be considered completed if the shareholder dies within the 13-month statement of intention period. Commissions to dealers will not be adjusted or paid on the difference between the statement of intention amount and the amount actually invested before the shareholder’s death.

When a shareholder elects to use a statement of intention, shares equal to 5% of the dollar amount specified in the statement of intention may be held in escrow in the shareholder’s account out of the initial purchase (or subsequent purchases, if necessary) by American Funds Service Company. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified statement of intention period the investments made during the statement period will be adjusted to reflect the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any

77     American Funds Portfolio Series / Prospectus

dealers assigned to the shareholder’s account at the time a purchase was made during the statement period will receive a corresponding commission adjustment if appropriate.

In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a statement of intention.

Shareholders purchasing shares at a reduced sales charge under a statement of intention indicate their acceptance of these terms and those in the prospectus with their first purchase.

Reducing your Class T initial sales charge Consistent with the policies described in this prospectus, the initial sales charge you pay each time you buy Class T shares may differ depending upon the amount you invest and may be reduced for larger purchases. Additionally, Class T shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge. Sales charges on Class T shares are normally applied on a transaction-by-transaction basis, and, accordingly, Class T shares are not generally eligible for any other sales charge waivers or reductions, including through the aggregation of Class T shares concurrently purchased by other related accounts or in other American Funds. The sales charge applicable to Class T shares may not be reduced by establishing a statement of intention, and rights of accumulation are not available for Class T shares.

Right of reinvestment If you notify American Funds Service Company prior to the time of reinvestment, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption, dividend payment or distribution and is made into the same account from which you redeemed the shares or received the dividend payment or distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account and the reinvestment is made within 90 days after the date of redemption, dividend payment or distribution.

Proceeds from a redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption, dividend payment or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds U.S. Government Money Market Fund that are reinvested in other American Funds will be subject to a sales charge.

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided that your request contains all information and legal documentation necessary to process the transaction. For purposes of this “right of reinvestment policy,” automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under “Frequent trading of fund shares” in this prospectus. This paragraph does not apply to certain rollover investments as described under “Rollovers from retirement plans to IRAs” in this prospectus. Depending on the financial intermediary holding your account, your reinvestment privileges may be unavailable or differ from those described in this prospectus. Investors should consult their financial intermediary for further information.

American Funds Portfolio Series / Prospectus     78

Contingent deferred sales charge waivers The contingent deferred sales charge on Class A and C shares may be waived in the following cases:

· permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

· tax-free returns of excess contributions to IRAs;

· redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

· in the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies American Funds Service Company of the other joint tenant’s death and removes the decedent’s name from the account, may redeem shares from the account without incurring a contingent deferred sales charge; however, redemptions made after American Funds Service Company is notified of the death of a joint tenant will be subject to a contingent deferred sales charge;

· for 529 share classes only, redemptions due to a beneficiary’s death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

· redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document; and

· the following types of transactions, if they do not exceed 12% of the value of an account annually:

— required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

— redemptions through an automatic withdrawal plan (“AWP”) (see “Automatic withdrawals” under “Shareholder account services and privileges” in the statement of additional information). For each AWP payment, assets that are not subject to a contingent deferred sales charge, such as shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a contingent deferred sales charge to cover a particular AWP payment, shares subject to the lowest contingent deferred sales charge will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a contingent deferred sales charge may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, “account” means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund Business Management Group, or by his or her designee, the contingent deferred sales charge on Class A shares of the American Funds may be waived for bulk conversions to another share class in cases where the fund’s transfer agent determines the benefit to the fund of collecting the contingent deferred sales charge would be outweighed by the cost of applying it.

Contingent deferred sales charge waivers are allowed only in the cases listed here and in the statement of additional information. For example, contingent deferred sales charge waivers will not be allowed on redemptions of Class 529-C shares due to termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by Virginia529 as an option for additional investment within CollegeAmerica.

To have your Class A or C contingent deferred sales charge waived, you must inform your advisor or American Funds Service Company at the time you redeem shares that you qualify for such a waiver.

79     American Funds Portfolio Series / Prospectus

Rollovers from retirement plans to IRAs Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus. Class C shares are not available if the assets are being rolled over from investments held in the American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

Rollovers to IRAs from retirement plans that are rolled into Class A shares will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

· rollovers to Capital Bank and Trust CompanySM IRAs if the assets were invested in American Funds at the time of distribution;

· rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

· rollovers to Capital Bank and Trust Company IRAs from investments held in the American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. All other rollovers invested in Class A shares, as well as future contributions to the IRA, will be subject to sales charges and to the terms and conditions generally applicable to Class A share investments as described in this prospectus and in the statement of additional information.

American Funds Portfolio Series / Prospectus     80

Other sales charge waivers Sales charges (including contingent deferred sales charges) may be waived pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund Business Management Group, or by his or her designee. For example, waivers of all or a portion of the contingent deferred sales charge on Class C shares may be granted for transactions requested by financial intermediaries as a result of (i) pending or anticipated regulatory matters that require investor accounts to be moved to a different share class or (ii) conversions of IRAs from brokerage to advisory accounts in cases where new investments in brokerage IRA accounts have been restricted by the intermediary.

Purchases by SEP plans and SIMPLE IRA plans Participant accounts in a Simplified Employee Pension (SEP) plan or a Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE IRA) will be aggregated at the plan level for Class A sales charge purposes if an employer adopts a prototype plan produced by American Funds Distributors or (a) the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal or the contributions are identified as related to the same plan; (b) each transmittal is accompanied by checks or wire transfers and generally must be submitted through the transfer agent’s automated contribution system if held on the fund’s books; and (c) if the fund is expected to carry separate accounts in the name of each plan participant and (i) the employer or plan sponsor notifies the funds’ transfer agent or the intermediary holding the account that the separate accounts of all plan participants should be linked and (ii) all new participant accounts are established by submitting the appropriate documentation on behalf of each new participant. Participant accounts in a SEP or SIMPLE plan that are eligible to aggregate their assets at the plan level may not also aggregate the assets with their individual accounts. The ability to link SEP and SIMPLE IRA accounts at the plan level may not be available to you depending on the policies and system capabilities of your financial intermediary.

Purchases by certain 403(b) plans A 403(b) plan may not invest in Class A or C shares of any of the American Funds unless such plan was invested in Class A or C shares before January 1, 2009.

Participant accounts of a 403(b) plan that invested in Class A or C shares of any of the American Funds and were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that invested in Class A or C shares of any of the American Funds and were treated as an employer-sponsored plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that was established on or after January 1, 2009, are treated as accounts of an employer-sponsored plan for sales charge purposes.

Moving between accounts American Funds investments by certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include:

·   redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

·   required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

·   death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase fund shares in a different account.

These privileges are generally available only if your account is held directly with the fund’s transfer agent or if the financial intermediary holding your account has the systems, policies and procedures to support providing the privileges on their systems. Investors should consult their financial intermediary for further information.

81     American Funds Portfolio Series / Prospectus

Plans of distribution Each fund has plans of distribution, or “12b-1 plans,” for certain share classes under which it may finance activities intended primarily to sell shares, provided that the categories of expenses are approved in advance by the series’ board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of:

Up to:	Share class(es)
0.30%	Class A shares
0.50%	Class T, 529-A, 529-T, F-1, 529-F-1 and R-4 shares
0.75%	Class 529-E and R-3 shares
0.85%	Class R-2E shares
1.00%	Class C, 529-C, R-1 and R-2 shares

For all share classes indicated above, up to .25% may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class, if any, may be used for distribution expenses.

The 12b-1 fees paid by each applicable share class of the fund, as a percentage of average net assets for the most recent fiscal year, are indicated in the Annual Fund Operating Expenses table under “Fees and expenses of the fund” in this prospectus. Since these fees are paid out of the fund’s assets on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return on your investment. The higher fees for Class C shares may cost you more over time than paying the initial sales charge for Class A or T shares.

American Funds Portfolio Series / Prospectus     82

Other compensation to dealers American Funds Distributors, at its expense, provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer’s sales, assets and positive cash flows, and the quality of the dealer’s relationship with American Funds Distributors. The payment will be determined using a formula applied consistently to dealers based on the relevant facts and circumstances. The level of payments made to a qualifying firm in any given year will vary and (excluding payments for meetings as described below) will represent the sum of (a) up to .10% of the previous year’s American Funds sales by that dealer and (b) up to .02% of American Funds assets attributable to that dealer, with an adjustment made for the dealer’s positive cash flows and the quality of the dealer’s relationship with American Funds Distributors. For calendar year 2016, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds. Aggregate payments made by American Funds Distributors to dealers may also change from year to year. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisors about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. These payments may also be made to help defray the costs associated with the dealer firms’ provision of account related services and activities. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

Firms receiving additional compensation payments must sign a letter acknowledging the purpose of the payment and American Funds Distributors’ goal that the payment will help facilitate education of the firm’s financial advisors about the American Funds to help the advisors make suitable recommendations and better serve their clients who invest in the funds. The letters generally require the firms to (1) have significant assets invested in the American Funds, (2) perform the due diligence necessary to classify the American Funds as “approved” or “preferred” (or an equivalent) on their platform, (3) not provide financial advisors, branch managers or associated persons with any financial incentives to promote the sales of one approved fund group over another approved group, (4) provide opportunities for their clients to obtain individualized advice, (5) provide American Funds Distributors broad access to their financial advisors and product platforms and develop a business plan to achieve such access, and (6) work with the fund’s transfer agent to promote operational efficiencies and to facilitate necessary communication between the American Funds and the firm’s clients who own shares of the American Funds.

American Funds Distributors may also pay expenses associated with meetings and other training and educational opportunities conducted by selling dealers, advisory platform providers and other intermediaries to facilitate educating financial advisors and shareholders about the American Funds. For example, some of these expenses may include, but not be limited to, meeting sponsor fees, meeting location fees, and fees to obtain lists of financial advisors to better tailor training and education opportunities.

If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives to investment dealers in differing amounts, dealer firms and their advisors may have financial incentives for recommending a particular mutual fund over other mutual funds or investments. You should consult with your financial advisor and review carefully any disclosure by your financial advisor’s firm as to compensation received.

83     American Funds Portfolio Series / Prospectus

Fund expenses To the extent a fund invests in underlying American Funds, it will invest in Class R-6 shares of the underlying funds. Accordingly, fees and expenses of the underlying funds reflect current expenses of the Class R-6 shares of the underlying funds.

In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses tables under “Fees and expenses of the fund” in this prospectus.

The “Other expenses” items in the Annual Fund Operating Expenses tables in this prospectus also include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses applicable to all share classes.

Subtransfer agency and recordkeeping fees Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund’s investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services varies depending on the share class and services provided, and typically ranges from $3 to $19 per account. Although Class F-3 shares are not subject to any subtransfer agency or recordkeeping fees, Class F-1 and F-2 shares are subject to subtransfer agency fees of up to .12% of fund assets. For Class 529 shares, an expense of up to a maximum of .10% paid to a state or states for oversight and administrative services is included as an “Other expenses” item.

For employer-sponsored retirement plans, the amount paid for subtransfer agent/ recordkeeping services varies depending on the share class selected. The table below shows the maximum payments to entities providing these services to retirement plans.

Payments
Class A	0.10% of assets
Class R-1	0.10% of assets
Class R-2	0.35% of assets
Class R-2E	0.20% of assets
Class R-3	0.15% of assets
Class R-4	0.10% of assets
Class R-5E	0.15% of assets
Class R-5	0.05% of assets
Class R-6	none

American Funds Portfolio Series / Prospectus     84

Financial highlights The Financial Highlights tables are intended to help you understand the fund’s results. Certain information reflects financial results for a single share of a particular class. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the tables reflect the impact, if any, of certain waivers/reimbursements from Capital Research and Management Company. For more information about these waivers/reimbursements, see the fund’s statement of additional information and annual report. The information in the Financial Highlights tables has been audited by Deloitte & Touche LLP, whose current reports, along with the fund’s financial statements, are included in the statement of additional information for the fund, which is available upon request.

American Funds Global Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/reim- bursements[4]	Ratio of expenses to average net assets after waivers/reim- bursements[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Class A:
10/31/16	$14.58	$ .15	$ .11	$ .26	$(.13)	$(.42)	$(.55)	$14.29	1.86%	$1,074.35%		.33%	.82%	1.11%
10/31/15	14.82	.15	(.03)	.12	(.14)	(.22)	(.36)	14.58	.85	990.45		.35	.84	1.02
10/31/14	13.92	.14	.92	1.06	(.15)	(.01)	(.16)	14.82	7.71	722.44		.34	.83	.96
10/31/13	11.17	.11	2.79	2.90	(.14)	(.01)	(.15)	13.92	26.18	377.50		.40	.90	.85
10/31/12[6,7]	10.00	.03	1.14	1.17	—	—	—	11.17	11.70[8]	53	.25[8]	.20[8]	.71[8]	.29[8]
Class B:
10/31/16	14.44	.07	.07	.14	—	(.42)	(.42)	14.16	1.01	1	1.17	1.15	1.64	.52
10/31/15	14.66	.06	(.06)	—	—[9]	(.22)	(.22)	14.44	.05	2	1.23	1.13	1.62	.41
10/31/14	13.81	.03	.90	.93	(.07)	(.01)	(.08)	14.66	6.82	2	1.25	1.15	1.64	.23
10/31/13	11.13	.02	2.78	2.80	(.11)	(.01)	(.12)	13.81	25.32	2	1.28	1.18	1.68	.13
10/31/12[6,7]	10.00	(.01)	1.14	1.13	—	—	—	11.13	11.30[8]	1	.56[8]	.51[8]	1.02[8]	(.08)[8]
Class C:
10/31/16	14.37	.04	.09	.13	(.03)	(.42)	(.45)	14.05	.99	227	1.14	1.13	1.62	.30
10/31/15	14.63	.03	(.02)	.01	(.05)	(.22)	(.27)	14.37	.06	198	1.22	1.12	1.61	.22
10/31/14	13.79	.02	.93	.95	(.10)	(.01)	(.11)	14.63	6.92	134	1.24	1.14	1.63	.14
10/31/13	11.13	.01	2.78	2.79	(.12)	(.01)	(.13)	13.79	25.27	62	1.26	1.16	1.66	.04
10/31/12[6,7]	10.00	(.02)	1.15	1.13	—	—	—	11.13	11.30[8]	8	.56[8]	.51[8]	1.02[8]	(.17)[8]
Class F-1:
10/31/16	14.58	.15	.10	.25	(.11)	(.42)	(.53)	14.30	1.77	40.42		.40	.89	1.08
10/31/15	14.82	.15	(.04)	.11	(.13)	(.22)	(.35)	14.58	.77	39.50		.40	.89	1.01
10/31/14	13.92	.13	.93	1.06	(.15)	(.01)	(.16)	14.82	7.69	39.51		.41	.90	.92
10/31/13	11.17	.08	2.82	2.90	(.14)	(.01)	(.15)	13.92	26.23	23.53		.43	.93	.59
10/31/12[6,7]	10.00	.03	1.14	1.17	—	—	—	11.17	11.70[8]	2	.19[8]	.14[8]	.65[8]	.28[8]
Class F-2:
10/31/16	14.64	.16	.12	.28	(.16)	(.42)	(.58)	14.34	1.98	105.15		.13	.62	1.15
10/31/15	14.87	.19	(.04)	.15	(.16)	(.22)	(.38)	14.64	1.08	55.24		.14	.63	1.28
10/31/14	13.96	.17	.92	1.09	(.17)	(.01)	(.18)	14.87	7.90	41.24		.14	.63	1.15
10/31/13	11.18	.12	2.82	2.94	(.15)	(.01)	(.16)	13.96	26.57	20.27		.17	.67	.96
10/31/12[6,7]	10.00	.04	1.14	1.18	—	—	—	11.18	11.80[8]	1	.11[8]	.06[8]	.57[8]	.37[8]
Class 529-A:
10/31/16	14.56	.14	.11	.25	(.12)	(.42)	(.54)	14.27	1.79	147.41		.39	.88	1.03
10/31/15	14.81	.14	(.04)	.10	(.13)	(.22)	(.35)	14.56	.73	126.51		.41	.90	.97
10/31/14	13.91	.13	.93	1.06	(.15)	(.01)	(.16)	14.81	7.70	94.51		.41	.90	.87
10/31/13	11.16	.12	2.78	2.90	(.14)	(.01)	(.15)	13.91	26.27	45.50		.40	.90	.96
10/31/12[6,7]	10.00	.02	1.14	1.16	—	—	—	11.16	11.60[8]	9	.23[8]	.18[8]	.69[8]	.21[8]
Class 529-B:
10/31/16	14.42	.08	.05	.13	—	(.42)	(.42)	14.13	.94	—[10]	1.26	1.23	1.72	.55
10/31/15	14.65	.05	(.06)	(.01)	—	(.22)	(.22)	14.42	(.04)	—[10]	1.32	1.22	1.71	.31
10/31/14	13.80	.03	.90	.93	(.07)	(.01)	(.08)	14.65	6.79	1	1.33	1.23	1.72	.21
10/31/13	11.14	.03	2.75	2.78	(.11)	(.01)	(.12)	13.80	25.11	1	1.38	1.28	1.78	.21
10/31/12[6,7]	10.00	(.03)	1.17	1.14	—	—	—	11.14	11.40[8]	—[10]	.59[8]	.54[8]	1.05[8]	(.26)[8]
(The Financial Highlights table continues on the following page.)

85     American Funds Portfolio Series / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/reim- bursements[4]	Ratio of expenses to average net assets after waivers/reim- bursements[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
10/31/16	$14.34	$ .03	$ .10	$ .13	$(.02)	$(.42)	$(.44)	$14.03	.92%	$56	1.23%	1.21%	1.70%	.22%
10/31/15	14.61	.03	(.04)	(.01)	(.04)	(.22)	(.26)	14.34	(.02)	53	1.31	1.21	1.70	.18
10/31/14	13.78	—[9]	.92	.92	(.08)	(.01)	(.09)	14.61	6.76	42	1.32	1.22	1.71	(.03)
10/31/13	11.12	(.01)	2.80	2.79	(.12)	(.01)	(.13)	13.78	25.23	16	1.36	1.26	1.76	(.06)
10/31/12[6,7]	10.00	(.02)	1.14	1.12	—	—	—	11.12	11.20[8]	2	.60[8]	.56[8]	1.07[8]	(.18)[8]
Class 529-E:
10/31/16	14.50	.10	.10	.20	(.09)	(.42)	(.51)	14.19	1.45	6.68		.67	1.16	.75
10/31/15	14.75	.10	(.02)	.08	(.11)	(.22)	(.33)	14.50	.55	5.78		.68	1.17	.69
10/31/14	13.88	.08	.93	1.01	(.13)	(.01)	(.14)	14.75	7.33	4.79		.69	1.18	.55
10/31/13	11.16	.06	2.80	2.86	(.13)	(.01)	(.14)	13.88	25.89	2.82		.72	1.22	.49
10/31/12[6,7]	10.00	.01	1.15	1.16	—	—	—	11.16	11.60[8]	—[10]	.33[8]	.29[8]	.80[8]	.08[8]
Class 529-F-1:
10/31/16	14.61	.17	.11	.28	(.15)	(.42)	(.57)	14.32	1.97	10.22		.21	.70	1.19
10/31/15	14.85	.17	(.03)	.14	(.16)	(.22)	(.38)	14.61	.98	8.31		.21	.70	1.12
10/31/14	13.94	.14	.94	1.08	(.16)	(.01)	(.17)	14.85	7.85	4.31		.21	.70	.96
10/31/13	11.18	.16	2.76	2.92	(.15)	(.01)	(.16)	13.94	26.37	1.37		.27	.77	1.26
10/31/12[6,7]	10.00	.03	1.15	1.18	—	—	—	11.18	11.80[8]	—[10]	.16[8]	.11[8]	.62[8]	.23[8]
Class R-1:
10/31/16	14.39	.03	.11	.14	(.03)	(.42)	(.45)	14.08	1.03	3	1.15	1.14	1.63	.24
10/31/15	14.65	.02	(.02)	—	(.04)	(.22)	(.26)	14.39	.03	2	1.23	1.13	1.62	.17
10/31/14	13.81	.02	.92	.94	(.09)	(.01)	(.10)	14.65	6.86	2	1.25	1.15	1.64	.13
10/31/13	11.14	.02	2.78	2.80	(.12)	(.01)	(.13)	13.81	25.28	1	1.25	1.15	1.65	.13
10/31/12[6,7]	10.00	—[9]	1.14	1.14	—	—	—	11.14	11.40[8]	—[10]	.51[8]	.47[8]	.98[8]	(.04)[8]
Class R-2:
10/31/16	14.35	.03	.11	.14	(.04)	(.42)	(.46)	14.03	1.03	47	1.16	1.15	1.64	.22
10/31/15	14.62	.02	(.02)	—	(.05)	(.22)	(.27)	14.35	.03	33	1.25	1.15	1.64	.17
10/31/14	13.80	—[9]	.93	.93	(.10)	(.01)	(.11)	14.62	6.82	19	1.30	1.20	1.69	.03
10/31/13	11.15	(.02)	2.81	2.79	(.13)	(.01)	(.14)	13.80	25.24	7	1.27	1.17	1.67	(.18)
10/31/12[6,7]	10.00	(.02)	1.17	1.15	—	—	—	11.15	11.50[8]	1	.47[8]	.42[8]	.93[8]	(.21)[8]
Class R-2E:
10/31/16	14.57	(.05)	.31	.26	(.14)	(.42)	(.56)	14.27	1.84	1.75		.75	1.24	(.42)
10/31/15	14.82	.17	(.04)	.13	(.16)	(.22)	(.38)	14.57	.94[11]	—[10]	.38[11]	.27[11]	.76[11]	1.18[11]
10/31/14[6,12]	15.02	.01	(.21)	(.20)	—	—	—	14.82	(1.33)[8,11]	—[10]	.06[8,11]	.04[8,11]	.53[8,11]	.09[8,11]
Class R-3:
10/31/16	14.49	.09	.11	.20	(.08)	(.42)	(.50)	14.19	1.46	22.72		.70	1.19	.69
10/31/15	14.74	.10	(.03)	.07	(.10)	(.22)	(.32)	14.49	.48	18.79		.69	1.18	.66
10/31/14	13.86	.09	.92	1.01	(.12)	(.01)	(.13)	14.74	7.38	13.82		.72	1.21	.60
10/31/13	11.16	.05	2.80	2.85	(.14)	(.01)	(.15)	13.86	25.77	6.83		.73	1.23	.36
10/31/12[6,7]	10.00	.04	1.12	1.16	—	—	—	11.16	11.60[8]	—[10]	.33[8]	.29[8]	.80[8]	.39[8]
Class R-4:
10/31/16	14.57	.15	.10	.25	(.13)	(.42)	(.55)	14.27	1.81	10.41		.39	.88	1.08
10/31/15	14.82	.15	(.04)	.11	(.14)	(.22)	(.36)	14.57	.81	9.47		.37	.86	1.00
10/31/14	13.93	.12	.93	1.05	(.15)	(.01)	(.16)	14.82	7.62	4.48		.38	.87	.81
10/31/13	11.18	.14	2.77	2.91	(.15)	(.01)	(.16)	13.93	26.27	1.49		.39	.89	1.11
10/31/12[6,7]	10.00	—[9]	1.18	1.18	—	—	—	11.18	11.80[8]	—[10]	.21[8]	.16[8]	.67[8]	(.02)[8]
Class R-5E:
10/31/16[6,13]	14.71	.17	(.03)	.14	(.17)	(.42)	(.59)	14.26	1.03[8]	—[10]	.27[14]	.25[14]	.74[14]	1.32[14]
Class R-5:
10/31/16	14.70	.17	.11	.28	(.16)	(.42)	(.58)	14.40	2.03	4.10		.09	.58	1.25
10/31/15	14.88	.16	—[9]	.16	(.12)	(.22)	(.34)	14.70	1.13	3.18		.08	.57	1.10
10/31/14	13.97	.27	.82	1.09	(.17)	(.01)	(.18)	14.88	7.92	1.21		.11	.60	1.84
10/31/13	11.18	.18	2.77	2.95	(.15)	(.01)	(.16)	13.97	26.66	20.23		.13	.63	1.47
10/31/12[6,7]	10.00	.03	1.15	1.18	—	—	—	11.18	11.80[8]	11	.10[8]	.05[8]	.56[8]	.30[8]
Class R-6:
10/31/16	14.72	.21	.09	.30	(.17)	(.42)	(.59)	14.43	2.13	32.05		.03	.52	1.47
10/31/15	14.95	.20	(.04)	.16	(.17)	(.22)	(.39)	14.72	1.15	39.14		.04	.53	1.36
10/31/14	14.02	.14	.98	1.12	(.18)	(.01)	(.19)	14.95	8.07	33.14		.04	.53	.96
10/31/13	11.17	.10	2.85	2.95	(.09)	(.01)	(.10)	14.02	26.57	3.18		.08	.58	.79
10/31/12[6,7]	10.00	.05	1.12	1.17	—	—	—	11.17	11.70[8]	—[10]	.13[8]	.08[8]	.59[8]	.52[8]

American Funds Portfolio Series / Prospectus     86

American Funds Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/reim- bursements[4]	Ratio of expenses to average net assets after waivers/reim- bursements[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Class A:
10/31/16	$15.41	$ .10	$ .41	$ .51	$(.11)	$(.60)	$(.71)	$15.21	3.41%	$2,505.34%		.32%	.76%	.68%
10/31/15	15.36	.10	.43	.53	(.12)	(.36)	(.48)	15.41	3.48	2,042.42		.32	.75	.65
10/31/14	14.02	.07	1.39	1.46	(.08)	(.04)	(.12)	15.36	10.46	1,345.42		.32	.75	.47
10/31/13	11.02	.09	3.02	3.11	(.11)	—	(.11)	14.02	28.45	646.45		.35	.79	.67
10/31/12[6,7]	10.00	.02	1.00	1.02	—	—	—	11.02	10.20[8]	108	.24[8]	.19[8]	.64[8]	.15[8]
Class B:
10/31/16	15.23	.02	.35	.37	—	(.60)	(.60)	15.00	2.50	1	1.17	1.14	1.58	.12
10/31/15	15.18	—[9]	.41	.41	—	(.36)	(.36)	15.23	2.70	4	1.23	1.13	1.56	.01
10/31/14	13.89	(.04)	1.37	1.33	—	(.04)	(.04)	15.18	9.58	5	1.24	1.14	1.57	(.28)
10/31/13	10.98	—[9]	3.00	3.00	(.09)	—	(.09)	13.89	27.47	5	1.26	1.16	1.60	(.04)
10/31/12[6,7]	10.00	(.02)	1.00	.98	—	—	—	10.98	9.80[8]	1	.55[8]	.51[8]	.96[8]	(.23)[8]
Class C:
10/31/16	15.18	(.02)	.39	.37	(.01)	(.60)	(.61)	14.94	2.54	595	1.14	1.12	1.56	(.13)
10/31/15	15.16	(.03)	.44	.41	(.03)	(.36)	(.39)	15.18	2.69	458	1.21	1.11	1.54	(.18)
10/31/14	13.89	(.05)	1.38	1.33	(.02)	(.04)	(.06)	15.16	9.60	259	1.23	1.13	1.56	(.35)
10/31/13	10.98	(.02)	3.02	3.00	(.09)	—	(.09)	13.89	27.52	108	1.24	1.14	1.58	(.17)
10/31/12[6,7]	10.00	(.03)	1.01	.98	—	—	—	10.98	9.80[8]	14	.55[8]	.50[8]	.95[8]	(.27)[8]
Class F-1:
10/31/16	15.40	.09	.40	.49	(.09)	(.60)	(.69)	15.20	3.32	60.41		.39	.83	.63
10/31/15	15.35	.09	.43	.52	(.11)	(.36)	(.47)	15.40	3.42	51.49		.39	.82	.61
10/31/14	14.01	.06	1.40	1.46	(.08)	(.04)	(.12)	15.35	10.44	40.50		.40	.83	.41
10/31/13	11.02	.08	3.02	3.10	(.11)	—	(.11)	14.01	28.41	19.51		.41	.85	.64
10/31/12[6,7]	10.00	.02	1.00	1.02	—	—	—	11.02	10.20[8]	3	.19[8]	.15[8]	.60[8]	.19[8]
Class F-2:
10/31/16	15.47	.12	.41	.53	(.13)	(.60)	(.73)	15.27	3.58	166.14		.13	.57	.81
10/31/15	15.41	.13	.43	.56	(.14)	(.36)	(.50)	15.47	3.68	104.23		.13	.56	.82
10/31/14	14.05	.10	1.40	1.50	(.10)	(.04)	(.14)	15.41	10.69	57.24		.14	.57	.66
10/31/13	11.03	.08	3.06	3.14	(.12)	—	(.12)	14.05	28.75	31.26		.16	.60	.64
10/31/12[6,7]	10.00	.03	1.00	1.03	—	—	—	11.03	10.30[8]	2	.09[8]	.05[8]	.50[8]	.27[8]
Class 529-A:
10/31/16	15.40	.09	.40	.49	(.10)	(.60)	(.70)	15.19	3.28	370.41		.40	.84	.60
10/31/15	15.35	.09	.43	.52	(.11)	(.36)	(.47)	15.40	3.43	280.49		.39	.82	.58
10/31/14	14.01	.06	1.40	1.46	(.08)	(.04)	(.12)	15.35	10.43	184.49		.39	.82	.40
10/31/13	11.01	.09	3.02	3.11	(.11)	—	(.11)	14.01	28.49	90.49		.39	.83	.71
10/31/12[6,7]	10.00	.01	1.00	1.01	—	—	—	11.01	10.10[8]	21	.23[8]	.18[8]	.63[8]	.09[8]
Class 529-B:
10/31/16	15.20	.03	.33	.36	—	(.60)	(.60)	14.96	2.44	—[10]	1.26	1.23	1.67	.18
10/31/15	15.17	(.02)	.41	.39	—	(.36)	(.36)	15.20	2.56	1	1.31	1.21	1.64	(.12)
10/31/14	13.89	(.06)	1.38	1.32	—	(.04)	(.04)	15.17	9.51	1	1.32	1.22	1.65	(.41)
10/31/13	10.98	.01	2.97	2.98	(.07)	—	(.07)	13.89	27.33	1	1.36	1.26	1.70	.04
10/31/12[6,7]	10.00	(.02)	1.00	.98	—	—	—	10.98	9.80[8]	1	.59[8]	.55[8]	1.00[8]	(.23)[8]
Class 529-C:
10/31/16	15.18	(.03)	.39	.36	—	(.60)	(.60)	14.94	2.44	126	1.22	1.21	1.65	(.20)
10/31/15	15.15	(.04)	.44	.40	(.01)	(.36)	(.37)	15.18	2.64	98	1.31	1.21	1.64	(.24)
10/31/14	13.88	(.06)	1.37	1.31	—[9]	(.04)	(.04)	15.15	9.45	65	1.31	1.21	1.64	(.41)
10/31/13	10.98	(.02)	3.00	2.98	(.08)	—	(.08)	13.88	27.35	33	1.34	1.24	1.68	(.15)
10/31/12[6,7]	10.00	(.03)	1.01	.98	—	—	—	10.98	9.80[8]	8	.60[8]	.55[8]	1.00[8]	(.30)[8]
Class 529-E:
10/31/16	15.31	.05	.40	.45	(.07)	(.60)	(.67)	15.09	3.02	18.68		.66	1.10	.35
10/31/15	15.27	.05	.43	.48	(.08)	(.36)	(.44)	15.31	3.14	14.77		.67	1.10	.34
10/31/14	13.96	.01	1.39	1.40	(.05)	(.04)	(.09)	15.27	10.08	11.78		.68	1.11	.09
10/31/13	11.00	.05	3.02	3.07	(.11)	—	(.11)	13.96	28.14	5.80		.70	1.14	.39
10/31/12[6,7]	10.00	(.01)	1.01	1.00	—	—	—	11.00	10.00[8]	1	.35[8]	.30[8]	.75[8]	(.05)[8]
Class 529-F-1:
10/31/16	15.45	.11	.41	.52	(.12)	(.60)	(.72)	15.25	3.47	30.21		.20	.64	.74
10/31/15	15.39	.11	.45	.56	(.14)	(.36)	(.50)	15.45	3.64	20.30		.20	.63	.70
10/31/14	14.04	.09	1.39	1.48	(.09)	(.04)	(.13)	15.39	10.60	10.31		.21	.64	.59
10/31/13	11.03	.11	3.02	3.13	(.12)	—	(.12)	14.04	28.73	4.34		.24	.68	.90
10/31/12[6,7]	10.00	.02	1.01	1.03	—	—	—	11.03	10.20[8]	1	.14[8]	.10[8]	.55[8]	.16[8]
(The Financial Highlights table continues on the following page.)

87     American Funds Portfolio Series / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/reim- bursements[4]	Ratio of expenses to average net assets after waivers/reim- bursements[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Class R-1:
10/31/16	$15.22	$ (.02)	$ .40	$ .38	—	$(.60)	$(.60)	$15.00	2.57%	$ 7	1.15%	1.13%	1.57%	(.11)%
10/31/15	15.19	(.03)	.44	.41	(.02)	(.36)	(.38)	15.22	2.66	7	1.22	1.12	1.55	(.19)
10/31/14	13.90	(.05)	1.38	1.33	—	(.04)	(.04)	15.19	9.57	5	1.24	1.14	1.57	(.34)
10/31/13	10.99	.01	2.99	3.00	(.09)	—	(.09)	13.90	27.52	3	1.24	1.14	1.58	.11
10/31/12[6,7]	10.00	(.04)	1.03	.99	—	—	—	10.99	9.90[8]	1	.56[8]	.51[8]	.96[8]	(.34)[8]
Class R-2:
10/31/16	15.18	(.03)	.41	.38	(.01)	(.60)	(.61)	14.95	2.57	94	1.15	1.14	1.58	(.20)
10/31/15	15.16	(.03)	.43	.40	(.02)	(.36)	(.38)	15.18	2.65	61	1.24	1.14	1.57	(.21)
10/31/14	13.90	(.06)	1.39	1.33	(.03)	(.04)	(.07)	15.16	9.55	34	1.29	1.19	1.62	(.42)
10/31/13	11.00	(.03)	3.03	3.00	(.10)	—	(.10)	13.90	27.44	13	1.24	1.14	1.58	(.22)
10/31/12[6,7]	10.00	(.03)	1.03	1.00	—	—	—	11.00	10.00[8]	2	.48[8]	.44[8]	.89[8]	(.27)[8]
Class R-2E:
10/31/16	15.38	.03	.41	.44	(.14)	(.60)	(.74)	15.08	2.94	4.82		.81	1.25	.23
10/31/15	15.36	.07	.45	.52	(.14)	(.36)	(.50)	15.38	3.43[11]	—[10]	.52[11]	.42[11]	.85[11]	.48[11]
10/31/14[6,12]	15.54	.01	(.19)	(.18)	—	—	—	15.36	(1.16)[8,11]	—[10]	.06[8,11]	.04[8,11]	.47[8,11]	.06[8,11]
Class R-3:
10/31/16	15.32	.04	.41	.45	(.06)	(.60)	(.66)	15.11	3.02	55.71		.69	1.13	.26
10/31/15	15.29	.04	.43	.47	(.08)	(.36)	(.44)	15.32	3.07	37.78		.68	1.11	.25
10/31/14	13.97	.01	1.39	1.40	(.04)	(.04)	(.08)	15.29	10.07	22.81		.71	1.14	.06
10/31/13	11.01	.01	3.05	3.06	(.10)	—	(.10)	13.97	28.02	9.81		.71	1.15	.06
10/31/12[6,7]	10.00	.02	.99	1.01	—	—	—	11.01	10.10[8]	—[10]	.32[8]	.27[8]	.72[8]	.19[8]
Class R-4:
10/31/16	15.40	.09	.40	.49	(.11)	(.60)	(.71)	15.18	3.29	31.40		.38	.82	.59
10/31/15	15.36	.06	.46	.52	(.12)	(.36)	(.48)	15.40	3.42	23.47		.37	.80	.40
10/31/14	14.02	.06	1.40	1.46	(.08)	(.04)	(.12)	15.36	10.44	7.47		.37	.80	.39
10/31/13	11.03	.08	3.03	3.11	(.12)	—	(.12)	14.02	28.45	2.46		.36	.80	.62
10/31/12[6,7]	10.00	—[9]	1.03	1.03	—	—	—	11.03	10.30[8]	—[10]	.18[8]	.13[8]	.58[8]	.04[8]
Class R-5E:
10/31/16[6,13]	15.52	.12	.28	.40	(.14)	(.60)	(.74)	15.18	2.73[8]	—[10]	.26[14]	.25[14]	.69[14]	.89[14]
Class R-5:
10/31/16	15.53	.13	.41	.54	(.14)	(.60)	(.74)	15.33	3.62	10.10		.08	.52	.85
10/31/15	15.42	.10	.47	.57	(.10)	(.36)	(.46)	15.53	3.76	5.17		.07	.50	.66
10/31/14	14.06	.15	1.35	1.50	(.10)	(.04)	(.14)	15.42	10.72	1.20		.10	.53	1.03
10/31/13	11.03	.14	3.01	3.15	(.12)	—	(.12)	14.06	28.84	20.20		.10	.54	1.12
10/31/12[6,7]	10.00	.03	1.00	1.03	—	—	—	11.03	10.30[8]	9	.09[8]	.04[8]	.49[8]	.24[8]
Class R-6:
10/31/16	15.50	.16	.39	.55	(.15)	(.60)	(.75)	15.30	3.66	41.05		.03	.47	1.05
10/31/15	15.43	.16	.42	.58	(.15)	(.36)	(.51)	15.50	3.83	46.13		.03	.46	1.00
10/31/14	14.07	.09	1.41	1.50	(.10)	(.04)	(.14)	15.43	10.75	36.13		.03	.46	.59
10/31/13	11.03	.07	3.08	3.15	(.11)	—	(.11)	14.07	28.84	4.15		.05	.49	.52
10/31/12[6,7]	10.00	.05	.98	1.03	—	—	—	11.03	10.30[8]	—[10]	.12[8]	.07[8]	.52[8]	.46[8]

American Funds Portfolio Series / Prospectus     88

American Funds Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/reim- bursements[4]	Ratio of expenses to average net assets after waivers/reim- bursements[3,4]	Net effective expense ratio[3,5]	Ratio of net income to average net assets[3]
Class A:
10/31/16	$13.44	$.26	$ .25	$ .51	$(.24)	$(.35)	$(.59)	$13.36	3.98%	$3,924.35%		.34%	.71%	2.02%
10/31/15	13.80	.26	(.17)	.09	(.27)	(.18)	(.45)	13.44	.70	3,363.42		.32	.69	1.95
10/31/14	12.74	.28	1.08	1.36	(.29)	(.01)	(.30)	13.80	10.77	2,564.42		.32	.69	2.08
10/31/13	10.88	.26	1.88	2.14	(.28)	—	(.28)	12.74	20.01	1,394.43		.33	.70	2.19
10/31/12[6,7]	10.00	.09	.87	.96	(.08)	—	(.08)	10.88	9.63[8]	300	.23[8]	.18[8]	.56[8]	.89[8]
Class B:
10/31/16	13.42	.17	.22	.39	(.11)	(.35)	(.46)	13.35	3.05	2	1.16	1.14	1.51	1.27
10/31/15	13.77	.17	(.19)	(.02)	(.15)	(.18)	(.33)	13.42	(.10)	6	1.22	1.12	1.49	1.25
10/31/14	12.71	.18	1.06	1.24	(.17)	(.01)	(.18)	13.77	9.88	10	1.23	1.13	1.50	1.33
10/31/13	10.86	.17	1.88	2.05	(.20)	—	(.20)	12.71	19.08	10	1.25	1.15	1.52	1.47
10/31/12[6,7]	10.00	.06	.87	.93	(.07)	—	(.07)	10.86	9.30[8]	4	.55[8]	.50[8]	.88[8]	.59[8]
Class C:
10/31/16	13.37	.16	.25	.41	(.15)	(.35)	(.50)	13.28	3.16	923	1.13	1.12	1.49	1.23
10/31/15	13.74	.15	(.17)	(.02)	(.17)	(.18)	(.35)	13.37	(.12)	737	1.21	1.11	1.48	1.14
10/31/14	12.69	.17	1.08	1.25	(.19)	(.01)	(.20)	13.74	9.93	491	1.22	1.12	1.49	1.27
10/31/13	10.86	.16	1.88	2.04	(.21)	—	(.21)	12.69	19.03	237	1.22	1.12	1.49	1.36
10/31/12[6,7]	10.00	.06	.87	.93	(.07)	—	(.07)	10.86	9.30[8]	40	.54[8]	.50[8]	.88[8]	.53[8]
Class F-1:
10/31/16	13.44	.26	.24	.50	(.24)	(.35)	(.59)	13.35	3.86	111.40		.39	.76	1.96
10/31/15	13.80	.26	(.18)	.08	(.26)	(.18)	(.44)	13.44	.64	84.48		.38	.75	1.90
10/31/14	12.74	.27	1.08	1.35	(.28)	(.01)	(.29)	13.80	10.70	63.49		.39	.76	2.00
10/31/13	10.88	.26	1.88	2.14	(.28)	—	(.28)	12.74	19.98	33.49		.39	.76	2.16
10/31/12[6,7]	10.00	.08	.88	.96	(.08)	—	(.08)	10.88	9.66[8]	7	.20[8]	.15[8]	.53[8]	.79[8]
Class F-2:
10/31/16	13.46	.29	.24	.53	(.27)	(.35)	(.62)	13.37	4.11	203.14		.13	.50	2.20
10/31/15	13.82	.28	(.16)	.12	(.30)	(.18)	(.48)	13.46	.88	125.23		.13	.50	2.08
10/31/14	12.75	.30	1.09	1.39	(.31)	(.01)	(.32)	13.82	11.03	73.23		.13	.50	2.27
10/31/13	10.89	.28	1.88	2.16	(.30)	—	(.30)	12.75	20.22	33.24		.14	.51	2.31
10/31/12[6,7]	10.00	.11	.87	.98	(.09)	—	(.09)	10.89	9.81[8]	4	.09[8]	.04[8]	.42[8]	1.06[8]
Class 529-A:
10/31/16	13.44	.25	.24	.49	(.23)	(.35)	(.58)	13.35	3.81	329.44		.43	.80	1.92
10/31/15	13.80	.25	(.17)	.08	(.26)	(.18)	(.44)	13.44	.61	276.51		.41	.78	1.87
10/31/14	12.74	.27	1.07	1.34	(.27)	(.01)	(.28)	13.80	10.67	221.51		.41	.78	2.00
10/31/13	10.88	.26	1.88	2.14	(.28)	—	(.28)	12.74	19.95	129.49		.39	.76	2.17
10/31/12[6,7]	10.00	.09	.87	.96	(.08)	—	(.08)	10.88	9.61[8]	36	.26[8]	.22[8]	.60[8]	.84[8]
Class 529-B:
10/31/16	13.42	.15	.24	.39	(.10)	(.35)	(.45)	13.36	3.01	—[10]	1.24	1.22	1.59	1.16
10/31/15	13.77	.15	(.18)	(.03)	(.14)	(.18)	(.32)	13.42	(.19)	1	1.31	1.21	1.58	1.11
10/31/14	12.71	.16	1.07	1.23	(.16)	(.01)	(.17)	13.77	9.79	2	1.32	1.22	1.59	1.21
10/31/13	10.86	.17	1.87	2.04	(.19)	—	(.19)	12.71	18.99	1	1.34	1.24	1.61	1.45
10/31/12[6,7]	10.00	.06	.86	.92	(.06)	—	(.06)	10.86	9.25[8]	1	.59[8]	.54[8]	.92[8]	.53[8]
Class 529-C:
10/31/16	13.38	.15	.24	.39	(.13)	(.35)	(.48)	13.29	3.05	128	1.22	1.20	1.57	1.15
10/31/15	13.74	.15	(.17)	(.02)	(.16)	(.18)	(.34)	13.38	(.15)	114	1.30	1.20	1.57	1.08
10/31/14	12.69	.16	1.07	1.23	(.17)	(.01)	(.18)	13.74	9.81	93	1.31	1.21	1.58	1.20
10/31/13	10.86	.16	1.86	2.02	(.19)	—	(.19)	12.69	18.86	56	1.33	1.23	1.60	1.33
10/31/12[6,7]	10.00	.05	.88	.93	(.07)	—	(.07)	10.86	9.29[8]	15	.59[8]	.54[8]	.92[8]	.49[8]
Class 529-E:
10/31/16	13.41	.22	.25	.47	(.20)	(.35)	(.55)	13.33	3.67	17.68		.66	1.03	1.71
10/31/15	13.78	.22	(.18)	.04	(.23)	(.18)	(.41)	13.41	.29	14.76		.66	1.03	1.61
10/31/14	12.72	.23	1.08	1.31	(.24)	(.01)	(.25)	13.78	10.42	10.78		.68	1.05	1.74
10/31/13	10.87	.21	1.89	2.10	(.25)	—	(.25)	12.72	19.61	6.79		.69	1.06	1.80
10/31/12[6,7]	10.00	.07	.88	.95	(.08)	—	(.08)	10.87	9.52[8]	1	.34[8]	.30[8]	.68[8]	.63[8]
Class 529-F-1:
10/31/16	13.45	.28	.24	.52	(.26)	(.35)	(.61)	13.36	4.03	24.21		.20	.57	2.12
10/31/15	13.81	.28	(.17)	.11	(.29)	(.18)	(.47)	13.45	.81	19.30		.20	.57	2.09
10/31/14	12.75	.29	1.08	1.37	(.30)	(.01)	(.31)	13.81	10.87	16.30		.20	.57	2.19
10/31/13	10.89	.29	1.87	2.16	(.30)	—	(.30)	12.75	20.14	10.32		.22	.59	2.41
10/31/12[6,7]	10.00	.10	.87	.97	(.08)	—	(.08)	10.89	9.78[8]	1	.14[8]	.09[8]	.47[8]	.89[8]
(The Financial Highlights table continues on the following page.)

89     American Funds Portfolio Series / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/reim- bursements[4]	Ratio of expenses to average net assets after waivers/reim- bursements[3,4]	Net effective expense ratio[3,5]	Ratio of net income to average net assets[3]
Class R-1:
10/31/16	$13.39	$.16	$ .24	$ .40	$(.14)	$(.35)	$(.49)	$13.30	3.08%	$ 6	1.15%	1.13%	1.50%	1.23%
10/31/15	13.75	.15	(.17)	(.02)	(.16)	(.18)	(.34)	13.39	(.11)	7	1.22	1.12	1.49	1.12
10/31/14	12.70	.17	1.07	1.24	(.18)	(.01)	(.19)	13.75	9.88	7	1.23	1.13	1.50	1.28
10/31/13	10.86	.16	1.89	2.05	(.21)	—	(.21)	12.70	19.12	4	1.23	1.13	1.50	1.38
10/31/12[6,7]	10.00	.08	.85	.93	(.07)	—	(.07)	10.86	9.28[8]	1	.54[8]	.50[8]	.88[8]	.79[8]
Class R-2:
10/31/16	13.37	.16	.24	.40	(.15)	(.35)	(.50)	13.27	3.08	91	1.15	1.14	1.51	1.20
10/31/15	13.74	.15	(.17)	(.02)	(.17)	(.18)	(.35)	13.37	(.12)	63	1.24	1.14	1.51	1.09
10/31/14	12.69	.16	1.08	1.24	(.18)	(.01)	(.19)	13.74	9.89	38	1.28	1.18	1.55	1.23
10/31/13	10.86	.14	1.90	2.04	(.21)	—	(.21)	12.69	19.09	18	1.24	1.14	1.51	1.21
10/31/12[6,7]	10.00	.06	.87	.93	(.07)	—	(.07)	10.86	9.38[8]	1	.48[8]	.43[8]	.81[8]	.52[8]
Class R-2E:
10/31/16	13.44	.16	.29	.45	(.21)	(.35)	(.56)	13.33	3.47	4.82		.82	1.19	1.19
10/31/15	13.80	.28	(.18)	.10	(.28)	(.18)	(.46)	13.44	.76[11]	—[10]	.36[11]	.25[11]	.62[11]	2.07[11]
10/31/14[6,12]	13.91	.06	(.11)	(.05)	(.06)	—	(.06)	13.80	(.34)[8,11]	—[10]	.06[8,11]	.04[8,11]	.41[8,11]	.44[8,11]
Class R-3:
10/31/16	13.41	.22	.23	.45	(.20)	(.35)	(.55)	13.31	3.51	60.70		.69	1.06	1.66
10/31/15	13.77	.22	(.17)	.05	(.23)	(.18)	(.41)	13.41	.36	41.78		.68	1.05	1.59
10/31/14	12.72	.22	1.08	1.30	(.24)	(.01)	(.25)	13.77	10.31	28.80		.70	1.07	1.68
10/31/13	10.87	.21	1.89	2.10	(.25)	—	(.25)	12.72	19.67	13.80		.70	1.07	1.79
10/31/12[6,7]	10.00	.12	.83	.95	(.08)	—	(.08)	10.87	9.52[8]	1	.31[8]	.27[8]	.65[8]	1.09[8]
Class R-4:
10/31/16	13.44	.26	.24	.50	(.24)	(.35)	(.59)	13.35	3.88	55.39		.38	.75	1.99
10/31/15	13.80	.22	(.13)	.09	(.27)	(.18)	(.45)	13.44	.67	35.46		.36	.73	1.66
10/31/14	12.74	.27	1.08	1.35	(.28)	(.01)	(.29)	13.80	10.75	10.47		.37	.74	2.00
10/31/13	10.89	.24	1.90	2.14	(.29)	—	(.29)	12.74	19.95	2.44		.34	.71	1.97
10/31/12[6,7]	10.00	.11	.86	.97	(.08)	—	(.08)	10.89	9.78[8]	—[10]	.16[8]	.11[8]	.49[8]	1.02[8]
Class R-5E:
10/31/16[6,13]	13.41	.28	.26	.54	(.26)	(.35)	(.61)	13.34	4.20[8]	—[10]	.25[14]	.24[14]	.61[14]	2.28[14]
Class R-5:
10/31/16	13.48	.30	.25	.55	(.28)	(.35)	(.63)	13.40	4.23	7.09		.08	.45	2.24
10/31/15	13.84	.29	(.17)	.12	(.30)	(.18)	(.48)	13.48	.94	3.17		.07	.44	2.16
10/31/14	12.76	.35	1.03	1.38	(.29)	(.01)	(.30)	13.84	10.99	1.19		.09	.46	2.65
10/31/13	10.89	.30	1.88	2.18	(.31)	—	(.31)	12.76	20.35	20.18		.08	.45	2.58
10/31/12[6,7]	10.00	.10	.88	.98	(.09)	—	(.09)	10.89	9.81[8]	11	.08[8]	.03[8]	.41[8]	.96[8]
Class R-6:
10/31/16	13.46	.30	.25	.55	(.28)	(.35)	(.63)	13.38	4.28	52.04		.02	.39	2.32
10/31/15	13.82	.30	(.17)	.13	(.31)	(.18)	(.49)	13.46	.98	44.12		.02	.39	2.20
10/31/14	12.75	.29	1.11	1.40	(.32)	(.01)	(.33)	13.82	11.13	32.12		.02	.39	2.14
10/31/13	10.89	.27	1.90	2.17	(.31)	—	(.31)	12.75	20.26	1.14		.04	.41	2.27
10/31/12[6,7]	10.00	.11	.86	.97	(.08)	—	(.08)	10.89	9.78[8]	—[10]	.14[8]	.10[8]	.48[8]	1.02[8]

American Funds Portfolio Series / Prospectus     90

American Funds Balanced Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/reim- bursements[4]	Ratio of expenses to average net assets after waivers/reim- bursements[3,4]	Net effective expense ratio[3,5]	Ratio of net income to average net assets[3]
Class A:
10/31/16	$13.41	$.21	$ .24	$ .45	$(.21)	$(.27)	$(.48)	$13.38	3.45%	$3,209.37%		.35%	.73%	1.57%
10/31/15	13.32	.20	.17	.37	(.19)	(.09)	(.28)	13.41	2.76	2,586.42		.32	.70	1.51
10/31/14	12.44	.22	.88	1.10	(.22)	—	(.22)	13.32	8.94	1,803.43		.33	.67	1.67
10/31/13	10.80	.21	1.64	1.85	(.21)	—	(.21)	12.44	17.29	1,010.45		.35	.69	1.76
10/31/12[6,7]	10.00	.08	.78	.86	(.06)	—	(.06)	10.80	8.62[8]	239	.23[8]	.18[8]	.53[8]	.73[8]
Class B:
10/31/16	13.39	.11	.22	.33	(.08)	(.27)	(.35)	13.37	2.57	2	1.17	1.14	1.52	.84
10/31/15	13.29	.10	.16	.26	(.07)	(.09)	(.16)	13.39	1.97	5	1.22	1.12	1.50	.77
10/31/14	12.41	.12	.88	1.00	(.12)	—	(.12)	13.29	8.08	7	1.23	1.13	1.47	.92
10/31/13	10.78	.12	1.63	1.75	(.12)	—	(.12)	12.41	16.38	7	1.25	1.15	1.49	1.03
10/31/12[6,7]	10.00	.04	.79	.83	(.05)	—	(.05)	10.78	8.29[8]	3	.55[8]	.50[8]	.85[8]	.37[8]
Class C:
10/31/16	13.34	.10	.24	.34	(.11)	(.27)	(.38)	13.30	2.65	866	1.13	1.12	1.50	.80
10/31/15	13.26	.09	.17	.26	(.09)	(.09)	(.18)	13.34	1.96	658	1.21	1.11	1.49	.71
10/31/14	12.39	.11	.89	1.00	(.13)	—	(.13)	13.26	8.11	416	1.22	1.12	1.46	.86
10/31/13	10.78	.11	1.64	1.75	(.14)	—	(.14)	12.39	16.32	197	1.23	1.13	1.47	.96
10/31/12[6,7]	10.00	.04	.79	.83	(.05)	—	(.05)	10.78	8.30[8]	40	.54[8]	.50[8]	.85[8]	.37[8]
Class F-1:
10/31/16	13.41	.20	.24	.44	(.20)	(.27)	(.47)	13.38	3.43	137.40		.39	.77	1.50
10/31/15	13.32	.19	.17	.36	(.18)	(.09)	(.27)	13.41	2.71	85.48		.38	.76	1.46
10/31/14	12.43	.21	.89	1.10	(.21)	—	(.21)	13.32	8.94	62.49		.39	.73	1.63
10/31/13	10.80	.19	1.65	1.84	(.21)	—	(.21)	12.43	17.20	40.50		.40	.74	1.61
10/31/12[6,7]	10.00	.08	.78	.86	(.06)	—	(.06)	10.80	8.64[8]	4	.19[8]	.15[8]	.50[8]	.79[8]
Class F-2:
10/31/16	13.43	.23	.25	.48	(.24)	(.27)	(.51)	13.40	3.68	222.14		.13	.51	1.77
10/31/15	13.33	.23	.17	.40	(.21)	(.09)	(.30)	13.43	3.03	104.23		.13	.51	1.69
10/31/14	12.45	.24	.89	1.13	(.25)	—	(.25)	13.33	9.11	64.23		.13	.47	1.84
10/31/13	10.81	.23	1.64	1.87	(.23)	—	(.23)	12.45	17.51	29.25		.15	.49	1.96
10/31/12[6,7]	10.00	.09	.79	.88	(.07)	—	(.07)	10.81	8.80[8]	6	.09[8]	.04[8]	.39[8]	.88[8]
Class 529-A:
10/31/16	13.41	.20	.24	.44	(.20)	(.27)	(.47)	13.38	3.38	213.44		.42	.80	1.50
10/31/15	13.32	.19	.17	.36	(.18)	(.09)	(.27)	13.41	2.66	182.52		.42	.80	1.42
10/31/14	12.43	.21	.89	1.10	(.21)	—	(.21)	13.32	8.92	144.52		.42	.76	1.59
10/31/13	10.79	.21	1.63	1.84	(.20)	—	(.20)	12.43	17.27	90.49		.39	.73	1.77
10/31/12[6,7]	10.00	.07	.78	.85	(.06)	—	(.06)	10.79	8.51[8]	34	.27[8]	.23[8]	.58[8]	.66[8]
Class 529-B:
10/31/16	13.39	.10	.23	.33	(.07)	(.27)	(.34)	13.38	2.55	—[10]	1.25	1.23	1.61	.77
10/31/15	13.29	.09	.16	.25	(.06)	(.09)	(.15)	13.39	1.89	1	1.31	1.21	1.59	.66
10/31/14	12.41	.11	.87	.98	(.10)	—	(.10)	13.29	7.96	1	1.32	1.22	1.56	.87
10/31/13	10.78	.11	1.63	1.74	(.11)	—	(.11)	12.41	16.23	1	1.34	1.24	1.58	.91
10/31/12[6,7]	10.00	.04	.78	.82	(.04)	—	(.04)	10.78	8.25[8]	—[10]	.59[8]	.54[8]	.89[8]	.38[8]
Class 529-C:
10/31/16	13.35	.09	.24	.33	(.09)	(.27)	(.36)	13.32	2.61	102	1.22	1.21	1.59	.72
10/31/15	13.27	.09	.16	.25	(.08)	(.09)	(.17)	13.35	1.84	92	1.30	1.20	1.58	.64
10/31/14	12.40	.10	.89	.99	(.12)	—	(.12)	13.27	7.98	75	1.31	1.21	1.55	.78
10/31/13	10.78	.11	1.63	1.74	(.12)	—	(.12)	12.40	16.26	44	1.33	1.23	1.57	.91
10/31/12[6,7]	10.00	.04	.78	.82	(.04)	—	(.04)	10.78	8.25[8]	14	.59[8]	.55[8]	.90[8]	.33[8]
Class 529-E:
10/31/16	13.39	.17	.24	.41	(.17)	(.27)	(.44)	13.36	3.16	9.67		.66	1.04	1.26
10/31/15	13.30	.16	.17	.33	(.15)	(.09)	(.24)	13.39	2.43	7.77		.67	1.05	1.16
10/31/14	12.42	.17	.89	1.06	(.18)	—	(.18)	13.30	8.56	5.78		.68	1.02	1.31
10/31/13	10.79	.17	1.63	1.80	(.17)	—	(.17)	12.42	16.89	3.80		.70	1.04	1.44
10/31/12[6,7]	10.00	.06	.79	.85	(.06)	—	(.06)	10.79	8.49[8]	1	.35[8]	.30[8]	.65[8]	.61[8]
Class 529-F-1:
10/31/16	13.42	.23	.23	.46	(.22)	(.27)	(.49)	13.39	3.60	22.22		.20	.58	1.71
10/31/15	13.33	.22	.16	.38	(.20)	(.09)	(.29)	13.42	2.89	17.30		.20	.58	1.64
10/31/14	12.44	.24	.89	1.13	(.24)	—	(.24)	13.33	9.12	12.30		.20	.54	1.83
10/31/13	10.80	.24	1.62	1.86	(.22)	—	(.22)	12.44	17.45	9.32		.22	.56	2.03
10/31/12[6,7]	10.00	.09	.77	.86	(.06)	—	(.06)	10.80	8.67[8]	1	.14[8]	.09[8]	.44[8]	.85[8]
(The Financial Highlights table continues on the following page.)

91     American Funds Portfolio Series / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/reim- bursements[4]	Ratio of expenses to average net assets after waivers/reim- bursements[3,4]	Net effective expense ratio[3,5]	Ratio of net income to average net assets[3]
Class R-1:
10/31/16	$13.36	$.10	$ .24	$ .34	$(.10)	$(.27)	$(.37)	$13.33	2.66%	$ 10	1.15%	1.13%	1.51%	.78%
10/31/15	13.27	.09	.18	.27	(.09)	(.09)	(.18)	13.36	1.99	9	1.22	1.12	1.50	.70
10/31/14	12.40	.12	.87	.99	(.12)	—	(.12)	13.27	8.06	7	1.23	1.13	1.47	.89
10/31/13	10.78	.11	1.64	1.75	(.13)	—	(.13)	12.40	16.40	4	1.24	1.14	1.48	.95
10/31/12[6,7]	10.00	.04	.79	.83	(.05)	—	(.05)	10.78	8.32[8]	1	.55[8]	.50[8]	.85[8]	.36[8]
Class R-2:
10/31/16	13.35	.10	.24	.34	(.11)	(.27)	(.38)	13.31	2.63	75	1.16	1.14	1.52	.76
10/31/15	13.27	.09	.17	.26	(.09)	(.09)	(.18)	13.35	1.92	54	1.24	1.14	1.52	.67
10/31/14	12.40	.10	.89	.99	(.12)	—	(.12)	13.27	8.04	36	1.28	1.18	1.52	.79
10/31/13	10.79	.11	1.64	1.75	(.14)	—	(.14)	12.40	16.33	15	1.25	1.15	1.49	.90
10/31/12[6,7]	10.00	.04	.81	.85	(.06)	—	(.06)	10.79	8.50[8]	3	.48[8]	.44[8]	.79[8]	.40[8]
Class R-2E:
10/31/16	13.40	.09	.31	.40	(.17)	(.27)	(.44)	13.36	3.09	3.82		.82	1.20	.73
10/31/15	13.31	.22	.16	.38	(.20)	(.09)	(.29)	13.40	2.82[11]	—[10]	.35[11]	.25[11]	.63[11]	1.61[11]
10/31/14[6,12]	13.37	.04	(.05)	(.01)	(.05)	—	(.05)	13.31	(.10)[8,11]	—[10]	.06[8,11]	.04[8,11]	.38[8,11]	.31[8,11]
Class R-3:
10/31/16	13.38	.16	.24	.40	(.16)	(.27)	(.43)	13.35	3.13	80.71		.69	1.07	1.24
10/31/15	13.30	.15	.17	.32	(.15)	(.09)	(.24)	13.38	2.38	63.78		.68	1.06	1.15
10/31/14	12.42	.16	.90	1.06	(.18)	—	(.18)	13.30	8.56	35.81		.71	1.05	1.27
10/31/13	10.79	.16	1.64	1.80	(.17)	—	(.17)	12.42	16.86	18.80		.70	1.04	1.36
10/31/12[6,7]	10.00	.10	.75	.85	(.06)	—	(.06)	10.79	8.53[8]	5	.31[8]	.26[8]	.61[8]	.89[8]
Class R-4:
10/31/16	13.41	.21	.23	.44	(.20)	(.27)	(.47)	13.38	3.43	55.40		.38	.76	1.62
10/31/15	13.32	.19	.17	.36	(.18)	(.09)	(.27)	13.41	2.72	53.46		.36	.74	1.45
10/31/14	12.44	.21	.89	1.10	(.22)	—	(.22)	13.32	8.88	40.47		.37	.71	1.61
10/31/13	10.80	.20	1.65	1.85	(.21)	—	(.21)	12.44	17.33	24.43		.33	.67	1.71
10/31/12[6,7]	10.00	.10	.76	.86	(.06)	—	(.06)	10.80	8.61[8]	1	.20[8]	.15[8]	.50[8]	.92[8]
Class R-5E:
10/31/16[6,13]	13.44	.20	.23	.43	(.22)	(.27)	(.49)	13.38	3.38[8]	—[10]	.26[14]	.25[14]	.63[14]	1.60[14]
Class R-5:
10/31/16	13.43	.24	.25	.49	(.24)	(.27)	(.51)	13.41	3.79	12.10		.08	.46	1.85
10/31/15	13.34	.24	.16	.40	(.22)	(.09)	(.31)	13.43	3.00	11.17		.07	.45	1.78
10/31/14	12.45	.27	.87	1.14	(.25)	—	(.25)	13.34	9.24	9.19		.09	.43	2.06
10/31/13	10.81	.24	1.63	1.87	(.23)	—	(.23)	12.45	17.56	15.18		.08	.42	2.06
10/31/12[6,7]	10.00	.09	.79	.88	(.07)	—	(.07)	10.81	8.80[8]	7	.08[8]	.03[8]	.38[8]	.83[8]
Class R-6:
10/31/16	13.43	.24	.25	.49	(.25)	(.27)	(.52)	13.40	3.77	138.04		.02	.40	1.81
10/31/15	13.34	.24	.17	.41	(.23)	(.09)	(.32)	13.43	3.05	73.12		.02	.40	1.77
10/31/14	12.45	.25	.90	1.15	(.26)	—	(.26)	13.34	9.29	39.13		.03	.37	1.89
10/31/13	10.81	.24	1.64	1.88	(.24)	—	(.24)	12.45	17.57	10.14		.04	.38	2.01
10/31/12[6,7]	10.00	.10	.77	.87	(.06)	—	(.06)	10.81	8.77[8]	—[10]	.13[8]	.08[8]	.43[8]	.93[8]

American Funds Portfolio Series / Prospectus     92

American Funds Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/reim- bursements[4]	Ratio of expenses to average net assets after waivers/reim- bursements[3,4]	Net effective expense ratio[3,5]	Ratio of net income to average net assets[3]
Class A:
10/31/16	$11.55	$.36	$ .24	$ .60	$(.40)	$(.05)	$(.45)	$11.70	5.30%	$2,655.36%		.35%	.65%	3.13%
10/31/15	11.98	.40	(.42)	(.02)	(.37)	(.04)	(.41)	11.55	(.18)	2,265.44		.34	.64	3.35
10/31/14	11.46	.37	.53	.90	(.37)	(.01)	(.38)	11.98	7.94	1,766.45		.35	.66	3.18
10/31/13	10.57	.36	.90	1.26	(.37)	—	(.37)	11.46	12.19	1,067.48		.38	.68	3.28
10/31/12[6,7]	10.00	.16	.52	.68	(.11)	—	(.11)	10.57	6.84[8]	307	.23[8]	.18[8]	.49[8]	1.54[8]
Class B:
10/31/16	11.53	.26	.25	.51	(.28)	(.05)	(.33)	11.71	4.50	1	1.17	1.14	1.44	2.28
10/31/15	11.96	.31	(.43)	(.12)	(.27)	(.04)	(.31)	11.53	(1.02)	4	1.22	1.12	1.42	2.59
10/31/14	11.43	.28	.53	.81	(.27)	(.01)	(.28)	11.96	7.17	6	1.23	1.13	1.44	2.40
10/31/13	10.55	.28	.90	1.18	(.30)	—	(.30)	11.43	11.35	6	1.25	1.15	1.45	2.51
10/31/12[6,7]	10.00	.13	.51	.64	(.09)	—	(.09)	10.55	6.47[8]	2	.55[8]	.50[8]	.81[8]	1.26[8]
Class C:
10/31/16	11.49	.27	.24	.51	(.31)	(.05)	(.36)	11.64	4.55	627	1.14	1.12	1.42	2.35
10/31/15	11.93	.30	(.41)	(.11)	(.29)	(.04)	(.33)	11.49	(.98)	529	1.21	1.11	1.41	2.57
10/31/14	11.41	.28	.54	.82	(.29)	(.01)	(.30)	11.93	7.19	381	1.22	1.12	1.43	2.41
10/31/13	10.54	.28	.90	1.18	(.31)	—	(.31)	11.41	11.35	214	1.23	1.13	1.43	2.51
10/31/12[6,7]	10.00	.12	.52	.64	(.10)	—	(.10)	10.54	6.41[8]	58	.54[8]	.50[8]	.81[8]	1.20[8]
Class F-1:
10/31/16	11.55	.36	.23	.59	(.39)	(.05)	(.44)	11.70	5.26	83.41		.39	.69	3.09
10/31/15	11.99	.39	(.42)	(.03)	(.37)	(.04)	(.41)	11.55	(.30)	72.48		.38	.68	3.32
10/31/14	11.46	.37	.53	.90	(.36)	(.01)	(.37)	11.99	7.97	62.49		.39	.70	3.15
10/31/13	10.57	.37	.89	1.26	(.37)	—	(.37)	11.46	12.17	42.51		.41	.71	3.31
10/31/12[6,7]	10.00	.16	.52	.68	(.11)	—	(.11)	10.57	6.85[8]	18	.20[8]	.16[8]	.47[8]	1.50[8]
Class F-2:
10/31/16	11.56	.40	.22	.62	(.42)	(.05)	(.47)	11.71	5.54	174.14		.13	.43	3.45
10/31/15	12.00	.42	(.42)	—	(.40)	(.04)	(.44)	11.56	(.06)	77.24		.14	.44	3.56
10/31/14	11.46	.40	.54	.94	(.39)	(.01)	(.40)	12.00	8.32	59.23		.13	.44	3.39
10/31/13	10.57	.39	.90	1.29	(.40)	—	(.40)	11.46	12.44	36.25		.15	.45	3.50
10/31/12[6,7]	10.00	.17	.52	.69	(.12)	—	(.12)	10.57	6.90[8]	10	.09[8]	.04[8]	.35[8]	1.61[8]
Class 529-A:
10/31/16	11.54	.35	.23	.58	(.38)	(.05)	(.43)	11.69	5.21	81.44		.43	.73	3.05
10/31/15	11.98	.38	(.42)	(.04)	(.36)	(.04)	(.40)	11.54	(.35)	71.55		.45	.75	3.25
10/31/14	11.45	.36	.54	.90	(.36)	(.01)	(.37)	11.98	7.94	62.53		.43	.74	3.11
10/31/13	10.56	.35	.91	1.26	(.37)	—	(.37)	11.45	12.14	39.55		.45	.75	3.20
10/31/12[6,7]	10.00	.16	.51	.67	(.11)	—	(.11)	10.56	6.72[8]	13	.25[8]	.20[8]	.51[8]	1.56[8]
Class 529-B:
10/31/16	11.53	.26	.24	.50	(.27)	(.05)	(.32)	11.71	4.45	—[10]	1.23	1.20	1.50	2.28
10/31/15	11.96	.30	(.43)	(.13)	(.26)	(.04)	(.30)	11.53	(1.11)	—[10]	1.31	1.21	1.51	2.51
10/31/14	11.43	.27	.54	.81	(.27)	(.01)	(.28)	11.96	7.10	1	1.32	1.22	1.53	2.34
10/31/13	10.55	.27	.90	1.17	(.29)	—	(.29)	11.43	11.23	1	1.34	1.24	1.54	2.45
10/31/12[6,7]	10.00	.12	.53	.65	(.10)	—	(.10)	10.55	6.50[8]	—[10]	.58[8]	.53[8]	.84[8]	1.12[8]
Class 529-C:
10/31/16	11.50	.26	.23	.49	(.30)	(.05)	(.35)	11.64	4.35	47	1.22	1.20	1.50	2.27
10/31/15	11.93	.29	(.41)	(.12)	(.27)	(.04)	(.31)	11.50	(1.01)	45	1.30	1.20	1.50	2.49
10/31/14	11.41	.27	.53	.80	(.27)	(.01)	(.28)	11.93	7.06	40	1.31	1.21	1.52	2.33
10/31/13	10.54	.27	.89	1.16	(.29)	—	(.29)	11.41	11.23	29	1.33	1.23	1.53	2.42
10/31/12[6,7]	10.00	.13	.51	.64	(.10)	—	(.10)	10.54	6.41[8]	9	.59[8]	.54[8]	.85[8]	1.20[8]
Class 529-E:
10/31/16	11.53	.32	.25	.57	(.36)	(.05)	(.41)	11.69	5.05	6.68		.66	.96	2.81
10/31/15	11.97	.35	(.41)	(.06)	(.34)	(.04)	(.38)	11.53	(.56)	6.77		.67	.97	3.00
10/31/14	11.44	.34	.53	.87	(.33)	(.01)	(.34)	11.97	7.70	5.78		.68	.99	2.86
10/31/13	10.56	.33	.89	1.22	(.34)	—	(.34)	11.44	11.80	3.80		.70	1.00	2.98
10/31/12[6,7]	10.00	.15	.52	.67	(.11)	—	(.11)	10.56	6.69[8]	1	.35[8]	.30[8]	.61[8]	1.47[8]
Class 529-F-1:
10/31/16	11.55	.38	.23	.61	(.41)	(.05)	(.46)	11.70	5.45	9.21		.20	.50	3.26
10/31/15	11.99	.41	(.42)	(.01)	(.39)	(.04)	(.43)	11.55	(.11)	6.30		.20	.50	3.50
10/31/14	11.46	.40	.52	.92	(.38)	(.01)	(.39)	11.99	8.16	4.30		.20	.51	3.36
10/31/13	10.57	.39	.89	1.28	(.39)	—	(.39)	11.46	12.36	2.33		.23	.53	3.54
10/31/12[6,7]	10.00	.17	.52	.69	(.12)	—	(.12)	10.57	6.89[8]	—[10]	.14[8]	.09[8]	.40[8]	1.63[8]
(The Financial Highlights table continues on the following page.)

93     American Funds Portfolio Series / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/reim- bursements[4]	Ratio of expenses to average net assets after waivers/reim- bursements[3,4]	Net effective expense ratio[3,5]	Ratio of net income to average net assets[3]
Class R-1:
10/31/16	$11.50	$.27	$ .24	$ .51	$(.31)	$(.05)	$(.36)	$11.65	4.50%	$ 2	1.15%	1.13%	1.43%	2.33%
10/31/15	11.94	.30	(.42)	(.12)	(.28)	(.04)	(.32)	11.50	(1.03)	1	1.22	1.12	1.42	2.56
10/31/14	11.42	.27	.55	.82	(.29)	(.01)	(.30)	11.94	7.20	2	1.23	1.13	1.44	2.34
10/31/13	10.55	.28	.90	1.18	(.31)	—	(.31)	11.42	11.36	1	1.23	1.13	1.43	2.57
10/31/12[6,7]	10.00	.17	.49	.66	(.11)	—	(.11)	10.55	6.59[8]	—[10]	.48[8]	.43[8]	.74[8]	1.63[8]
Class R-2:
10/31/16	11.50	.27	.23	.50	(.31)	(.05)	(.36)	11.64	4.44	27	1.17	1.15	1.45	2.33
10/31/15	11.94	.30	(.41)	(.11)	(.29)	(.04)	(.33)	11.50	(.99)	22	1.24	1.14	1.44	2.55
10/31/14	11.42	.27	.54	.81	(.28)	(.01)	(.29)	11.94	7.10	15	1.29	1.19	1.50	2.35
10/31/13	10.56	.27	.90	1.17	(.31)	—	(.31)	11.42	11.26	10	1.25	1.15	1.45	2.44
10/31/12[6,7]	10.00	.13	.53	.66	(.10)	—	(.10)	10.56	6.67[8]	2	.50[8]	.45[8]	.76[8]	1.28[8]
Class R-2E:
10/31/16	11.54	.19	.42	.61	(.41)	(.05)	(.46)	11.69	5.39	—[10]	.68	.67	.97	1.65
10/31/15	11.98	.41	(.43)	(.02)	(.38)	(.04)	(.42)	11.54	(.18)[11]	—[10]	.36[11]	.25[11]	.55[11]	3.46[11]
10/31/14[6,12]	12.07	.08	(.07)	.01	(.10)	—	(.10)	11.98	.07[8,11]	—[10]	.06[8,11]	.04[8,11]	.35[8,11]	.69[8,11]
Class R-3:
10/31/16	11.53	.32	.24	.56	(.36)	(.05)	(.41)	11.68	4.98	25.71		.69	.99	2.79
10/31/15	11.97	.35	(.41)	(.06)	(.34)	(.04)	(.38)	11.53	(.56)	18.78		.68	.98	2.99
10/31/14	11.45	.33	.53	.86	(.33)	(.01)	(.34)	11.97	7.58	11.81		.71	1.02	2.84
10/31/13	10.56	.31	.92	1.23	(.34)	—	(.34)	11.45	11.86	6.81		.71	1.01	2.83
10/31/12[6,7]	10.00	.19	.48	.67	(.11)	—	(.11)	10.56	6.75[8]	2	.31[8]	.26[8]	.57[8]	1.85[8]
Class R-4:
10/31/16	11.55	.35	.24	.59	(.39)	(.05)	(.44)	11.70	5.28	31.40		.38	.68	3.07
10/31/15	11.99	.38	(.41)	(.03)	(.37)	(.04)	(.41)	11.55	(.27)	19.46		.36	.66	3.26
10/31/14	11.46	.36	.55	.91	(.37)	(.01)	(.38)	11.99	7.99	10.47		.37	.68	3.05
10/31/13	10.57	.37	.90	1.27	(.38)	—	(.38)	11.46	12.24	6.45		.35	.65	3.37
10/31/12[6,7]	10.00	.23	.46	.69	(.12)	—	(.12)	10.57	6.89[8]	1	.18[8]	.14[8]	.45[8]	2.21[8]
Class R-5E:
10/31/16[6,13]	11.47	.42	.27	.69	(.42)	(.05)	(.47)	11.69	6.14[8]	—[10]	.26[14]	.25[14]	.55[14]	3.77[14]
Class R-5:
10/31/16	11.57	.39	.24	.63	(.43)	(.05)	(.48)	11.72	5.56	4.10		.08	.38	3.35
10/31/15	12.00	.42	(.41)	.01	(.40)	(.04)	(.44)	11.57	.09	3.18		.08	.38	3.58
10/31/14	11.47	.42	.51	.93	(.39)	(.01)	(.40)	12.00	8.24	2.19		.09	.40	3.58
10/31/13	10.57	.39	.91	1.30	(.40)	—	(.40)	11.47	12.58	9.19		.09	.39	3.54
10/31/12[6,7]	10.00	.17	.52	.69	(.12)	—	(.12)	10.57	6.91[8]	5	.08[8]	.03[8]	.34[8]	1.68[8]
Class R-6:
10/31/16	11.56	.40	.24	.64	(.43)	(.05)	(.48)	11.72	5.71	25.04		.03	.33	3.43
10/31/15	12.00	.43	(.42)	.01	(.41)	(.04)	(.45)	11.56	.05	17.13		.03	.33	3.64
10/31/14	11.47	.41	.53	.94	(.40)	(.01)	(.41)	12.00	8.33	12.13		.03	.34	3.48
10/31/13	10.57	.37	.93	1.30	(.40)	—	(.40)	11.47	12.57	2.13		.03	.33	3.29
10/31/12[6,7]	10.00	.19	.50	.69	(.12)	—	(.12)	10.57	6.89[8]	—[10]	.14[8]	.09[8]	.40[8]	1.79[8]

American Funds Portfolio Series / Prospectus     94

American Funds Tax-Advantaged Income Portfolio

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses)on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/reim- bursements[4]	Ratio of expenses to average net assets after waivers/reim- bursements[3,4]	Net effective expense ratio[3,5]	Ratio of net income to average net assets[3]
Class A:
10/31/16	$12.40	$.33	$ .22	$ .55	$(.33)	$(.08)	$(.41)	$12.54	4.52%	$889.43%		.42%	.78%	2.69%
10/31/15	12.48	.34	(.07)	.27	(.32)	(.03)	(.35)	12.40	2.22	649.53		.43	.79	2.74
10/31/14	11.54	.34	.94	1.28	(.34)	—	(.34)	12.48	11.25	413.54		.44	.81	2.85
10/31/13	10.66	.33	.86	1.19	(.30)	(.01)	(.31)	11.54	11.28	220.55		.45	.82	2.93
10/31/12[6,7]	10.00	.15	.62	.77	(.11)	—	(.11)	10.66	7.73[8]	66	.24[8]	.19[8]	.55[8]	1.45[8]
Class B:
10/31/16	12.40	.24	.22	.46	(.20)	(.08)	(.28)	12.58	3.75	—[10]	1.14	1.12	1.48	1.93
10/31/15	12.47	.25	(.07)	.18	(.22)	(.03)	(.25)	12.40	1.45	—[10]	1.23	1.13	1.49	2.01
10/31/14	11.52	.26	.94	1.20	(.25)	—	(.25)	12.47	10.55	—[10]	1.25	1.15	1.52	2.16
10/31/13	10.66	.25	.85	1.10	(.23)	(.01)	(.24)	11.52	10.38	—[10]	1.28	1.18	1.55	2.24
10/31/12[6,7]	10.00	.12	.63	.75	(.09)	—	(.09)	10.66	7.51[8]	—[10]	.52[8]	.48[8]	.84[8]	1.20[8]
Class C:
10/31/16	12.34	.24	.21	.45	(.25)	(.08)	(.33)	12.46	3.70	155	1.14	1.13	1.49	1.97
10/31/15	12.43	.25	(.06)	.19	(.25)	(.03)	(.28)	12.34	1.50	101	1.23	1.13	1.49	2.04
10/31/14	11.50	.26	.93	1.19	(.26)	—	(.26)	12.43	10.49	60	1.24	1.14	1.51	2.14
10/31/13	10.64	.25	.85	1.10	(.23)	(.01)	(.24)	11.50	10.45	27	1.27	1.17	1.54	2.21
10/31/12[6,7]	10.00	.11	.63	.74	(.10)	—	(.10)	10.64	7.43[8]	8	.55[8]	.50[8]	.86[8]	1.01[8]
Class F-1:
10/31/16	12.40	.33	.21	.54	(.33)	(.08)	(.41)	12.53	4.47	39.41		.40	.76	2.69
10/31/15	12.48	.34	(.06)	.28	(.33)	(.03)	(.36)	12.40	2.24	22.50		.40	.76	2.76
10/31/14	11.54	.35	.93	1.28	(.34)	—	(.34)	12.48	11.25	16.51		.41	.78	2.91
10/31/13	10.66	.33	.86	1.19	(.30)	(.01)	(.31)	11.54	11.31	11.53		.43	.80	2.92
10/31/12[6,7]	10.00	.14	.63	.77	(.11)	—	(.11)	10.66	7.79[8]	3	.19[8]	.15[8]	.51[8]	1.30[8]
Class F-2:
10/31/16	12.42	.37	.20	.57	(.36)	(.08)	(.44)	12.55	4.72	62.15		.14	.50	2.95
10/31/15	12.50	.37	(.06)	.31	(.36)	(.03)	(.39)	12.42	2.49	34.25		.15	.51	3.01
10/31/14	11.54	.37	.96	1.33	(.37)	—	(.37)	12.50	11.71	18.24		.14	.51	3.09
10/31/13	10.67	.36	.85	1.21	(.33)	(.01)	(.34)	11.54	11.46	6.28		.18	.55	3.21
10/31/12[6,7]	10.00	.15	.64	.79	(.12)	—	(.12)	10.67	7.92[8]	1	.10[8]	.05[8]	.41[8]	1.48[8]

95     American Funds Portfolio Series / Prospectus

American Funds Preservation Portfolio

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/reim- bursements[4]	Ratio of expenses to average net assets after waivers/reim- bursements[3,4]	Net effective expense ratio[3,5]	Ratio of net income to average net assets[3]
Class A:
10/31/16	$ 9.95	$.10	$ .09	$ .19	$(.11)	$10.03	1.90%	$803.42%		.41%	.71%	1.05%
10/31/15	9.95	.11	—[9]	.11	(.11)	9.95	1.08	582.51		.41	.71	1.09
10/31/14	9.91	.10	.04	.14	(.10)	9.95	1.44	436.50		.39	.69	1.01
10/31/13	10.08	.11	(.17)	(.06)	(.11)	9.91	(.59)	333.53		.41	.71	1.13
10/31/12[6,7]	10.00	.06	.07	.13	(.05)	10.08	1.26[8]	163	.23[8]	.19[8]	.50[8]	.60[8]
Class B:
10/31/16	9.95	.03	.08	.11	(.02)	10.04	1.15	—[10]	1.19	1.16	1.46	.29
10/31/15	9.95	.03	—[9]	.03	(.03)	9.95	.35	1	1.24	1.14	1.44	.33
10/31/14	9.91	.03	.03	.06	(.02)	9.95	.64	2	1.26	1.15	1.45	.28
10/31/13	10.08	.04	(.17)	(.13)	(.04)	9.91	(1.32)	2	1.28	1.17	1.47	.38
10/31/12[6,7]	10.00	.03	.07	.10	(.02)	10.08	.97[8]	2	.55[8]	.51[8]	.82[8]	.28[8]
Class C:
10/31/16	9.93	.03	.09	.12	(.04)	10.01	1.18	175	1.15	1.14	1.44	.32
10/31/15	9.94	.04	(.01)	.03	(.04)	9.93	.28	130	1.23	1.13	1.43	.36
10/31/14	9.90	.03	.04	.07	(.03)	9.94	.68	93	1.25	1.14	1.44	.27
10/31/13	10.07	.04	(.17)	(.13)	(.04)	9.90	(1.29)	67	1.27	1.15	1.45	.39
10/31/12[6,7]	10.00	.03	.06	.09	(.02)	10.07	.93[8]	33	.55[8]	.50[8]	.81[8]	.28[8]
Class F-1:
10/31/16	9.95	.10	.09	.19	(.11)	10.03	1.90	27.42		.41	.71	1.04
10/31/15	9.96	.11	(.01)	.10	(.11)	9.95	1.00	20.50		.40	.70	1.11
10/31/14	9.91	.10	.05	.15	(.10)	9.96	1.51	9.51		.41	.71	1.00
10/31/13	10.08	.11	(.17)	(.06)	(.11)	9.91	(.61)	6.54		.42	.72	1.13
10/31/12[6,7]	10.00	.06	.07	.13	(.05)	10.08	1.33[8]	7	.20[8]	.15[8]	.46[8]	.63[8]
Class F-2:
10/31/16	9.95	.13	.08	.21	(.13)	10.03	2.18	49.15		.14	.44	1.31
10/31/15	9.95	.13	—[9]	.13	(.13)	9.95	1.33	21.25		.15	.45	1.34
10/31/14	9.91	.12	.04	.16	(.12)	9.95	1.67	12.25		.15	.45	1.25
10/31/13	10.08	.14	(.17)	(.03)	(.14)	9.91	(.34)	6.28		.17	.47	1.37
10/31/12[6,7]	10.00	.07	.07	.14	(.06)	10.08	1.40[8]	3	.10[8]	.05[8]	.36[8]	.74[8]
Class 529-A:
10/31/16	9.94	.10	.09	.19	(.10)	10.03	1.97	77.45		.43	.73	1.03
10/31/15	9.95	.10	(.01)	.09	(.10)	9.94	.93	56.57		.47	.77	1.03
10/31/14	9.91	.09	.04	.13	(.09)	9.95	1.36	44.56		.45	.75	.96
10/31/13	10.08	.11	(.17)	(.06)	(.11)	9.91	(.61)	33.56		.44	.74	1.09
10/31/12[6,7]	10.00	.06	.06	.12	(.04)	10.08	1.25[8]	17	.26[8]	.22[8]	.53[8]	.57[8]
Class 529-B:
10/31/16	9.95	.02	.09	.11	(.02)	10.04	1.08	—[10]	1.27	1.25	1.55	.22
10/31/15	9.96	.03	(.01)	.02	(.03)	9.95	.17	—[10]	1.33	1.23	1.53	.26
10/31/14	9.92	.02	.04	.06	(.02)	9.96	.56	—[10]	1.34	1.23	1.53	.20
10/31/13	10.08	.03	(.16)	(.13)	(.03)	9.92	(1.33)	—[10]	1.38	1.26	1.56	.29
10/31/12[6,7]	10.00	.02	.07	.09	(.01)	10.08	.89[8]	1	.59[8]	.55[8]	.86[8]	.25[8]
Class 529-C:
10/31/16	9.94	.02	.09	.11	(.03)	10.02	1.10	34	1.23	1.22	1.52	.24
10/31/15	9.95	.03	(.01)	.02	(.03)	9.94	.19	25	1.32	1.22	1.52	.27
10/31/14	9.91	.02	.04	.06	(.02)	9.95	.60	22	1.34	1.23	1.53	.18
10/31/13	10.08	.03	(.17)	(.14)	(.03)	9.91	(1.38)	17	1.37	1.25	1.55	.29
10/31/12[6,7]	10.00	.02	.07	.09	(.01)	10.08	.93[8]	9	.60[8]	.55[8]	.86[8]	.24[8]
Class 529-E:
10/31/16	9.94	.08	.08	.16	(.08)	10.02	1.64	3.69		.68	.98	.78
10/31/15	9.95	.08	(.01)	.07	(.08)	9.94	.70	3.79		.69	.99	.81
10/31/14	9.91	.07	.04	.11	(.07)	9.95	1.12	2.80		.70	1.00	.71
10/31/13	10.07	.08	(.16)	(.08)	(.08)	9.91	(.78)	2.83		.71	1.01	.83
10/31/12[6,7]	10.00	.05	.06	.11	(.04)	10.07	1.13[8]	1	.35[8]	.31[8]	.62[8]	.47[8]
Class 529-F-1:
10/31/16	9.94	.12	.10	.22	(.13)	10.03	2.19	14.23		.22	.52	1.24
10/31/15	9.95	.13	(.01)	.12	(.13)	9.94	1.17	10.32		.22	.52	1.28
10/31/14	9.91	.12	.04	.16	(.12)	9.95	1.59	8.33		.22	.52	1.18
10/31/13	10.08	.13	(.17)	(.04)	(.13)	9.91	(.40)	6.35		.24	.54	1.28
10/31/12[6,7]	10.00	.07	.07	.14	(.06)	10.08	1.37[8]	1	.14[8]	.10[8]	.41[8]	.68[8]
(The Financial Highlights table continues on the following page.)

American Funds Portfolio Series / Prospectus     96

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/reim- bursements[4]	Ratio of expenses to average net assets after waivers/reim- bursements[3,4]	Net effective expense ratio[3,5]	Ratio of net income to average net assets[3]
Class R-1:
10/31/16	$ 9.94	$.03	$ .09	$ .12	$(.04)	$10.02	1.17%	$ 2	1.16%	1.15%	1.45%	.31%
10/31/15	9.95	.04	(.01)	.03	(.04)	9.94	.28	1	1.24	1.14	1.44	.37
10/31/14	9.91	.02	.05	.07	(.03)	9.95	.66	1	1.26	1.15	1.45	.25
10/31/13	10.08	.04	(.17)	(.13)	(.04)	9.91	(1.32)	1	1.27	1.15	1.45	.39
10/31/12[6,7]	10.00	.03	.10	.13	(.05)	10.08	1.30[8]	—[10]	.45[8]	.41[8]	.72[8]	.35[8]
Class R-2:
10/31/16	9.93	.03	.08	.11	(.04)	10.00	1.07	17	1.20	1.18	1.48	.27
10/31/15	9.94	.04	(.01)	.03	(.04)	9.93	.28	14	1.25	1.15	1.45	.36
10/31/14	9.90	.02	.04	.06	(.02)	9.94	.62	8	1.33	1.22	1.52	.19
10/31/13	10.07	.04	(.17)	(.13)	(.04)	9.90	(1.30)	6	1.29	1.17	1.47	.36
10/31/12[6,7]	10.00	.03	.08	.11	(.04)	10.07	1.11[8]	1	.47[8]	.42[8]	.73[8]	.33[8]
Class R-2E:
10/31/16	9.95	.07	.08	.15	(.08)	10.02	1.53	3.81		.81	1.11	.69
10/31/15	9.96	.12	(.01)	.11	(.12)	9.95	1.12[11]	—[10]	.38[11]	.27[11]	.57[11]	1.22[11]
10/31/14[6,12]	9.96	.02	—[9]	.02	(.02)	9.96	.16[8,11]	—[10]	.06[8,11]	.04[8,11]	.34[8,11]	.17[8,11]
Class R-3:
10/31/16	9.94	.07	.09	.16	(.08)	10.02	1.60	15.73		.71	1.01	.74
10/31/15	9.95	.08	(.01)	.07	(.08)	9.94	.70	13.80		.70	1.00	.80
10/31/14	9.91	.07	.04	.11	(.07)	9.95	1.09	7.84		.73	1.03	.67
10/31/13	10.08	.08	(.17)	(.09)	(.08)	9.91	(.85)	5.83		.72	1.02	.80
10/31/12[6,7]	10.00	.05	.07	.12	(.04)	10.08	1.19[8]	—[10]	.33[8]	.29[8]	.60[8]	.51[8]
Class R-4:
10/31/16	9.95	.11	.08	.19	(.11)	10.03	1.92	10.41		.40	.70	1.06
10/31/15	9.96	.11	(.01)	.10	(.11)	9.95	1.01	6.48		.38	.68	1.13
10/31/14	9.92	.10	.04	.14	(.10)	9.96	1.43	3.49		.39	.69	1.03
10/31/13	10.08	.12	(.17)	(.05)	(.11)	9.92	(.45)	1.49		.38	.68	1.16
10/31/12[6,7]	10.00	.06	.08	.14	(.06)	10.08	1.36[8]	—[10]	.17[8]	.13[8]	.44[8]	.63[8]
Class R-5E
10/31/16[6,13]	9.91	.11	.13	.24	(.11)	10.04	2.48[8]	—[10]	.28[14]	.27[14]	.57[14]	1.19[14]
Class R-5:
10/31/16	9.95	.14	.08	.22	(.14)	10.03	2.21	1.11		.10	.40	1.35
10/31/15	9.96	.14	(.01)	.13	(.14)	9.95	1.28	1.20		.10	.40	1.40
10/31/14	9.91	.14	.04	.18	(.13)	9.96	1.78	1.22		.11	.41	1.35
10/31/13	10.08	.14	(.17)	(.03)	(.14)	9.91	(.28)	4.22		.10	.40	1.44
10/31/12[6,7]	10.00	.07	.07	.14	(.06)	10.08	1.42[8]	3	.08[8]	.04[8]	.35[8]	.75[8]
Class R-6:
10/31/16	9.95	.14	.08	.22	(.14)	10.03	2.27	11.06		.04	.34	1.41
10/31/15	9.96	.14	(.01)	.13	(.14)	9.95	1.34	7.15		.05	.35	1.45
10/31/14	9.91	.13	.05	.18	(.13)	9.96	1.76	6.14		.04	.34	1.31
10/31/13	10.08	.15	(.18)	(.03)	(.14)	9.91	(.16)	—[10]	.20	.08	.38	1.45
10/31/12[6,7]	10.00	.07	.06	.13	(.05)	10.08	1.34[8]	—[10]	.13[8]	.08[8]	.39[8]	.72[8]

97     American Funds Portfolio Series / Prospectus

American Funds Tax-Exempt Preservation Portfolio

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers/reim- bursements[4]	Ratio of expenses to average net assets after waivers/reim- bursements[3,4]	Net effective expense ratio[3,5]	Ratio of net income to average net assets[3]
Class A:
10/31/16	$ 9.91	$.22	$(.01)	$.21	$(.22)	$ 9.90	2.08%	$338.47%		.44%	.74%	2.21%
10/31/15	9.99	.24	(.09)	.15	(.23)	9.91	1.55	223.55		.44	.75	2.43
10/31/14	9.81	.26	.18	.44	(.26)	9.99	4.50	159.56		.44	.75	2.59
10/31/13	10.11	.25	(.30)	(.05)	(.25)	9.81	(.48)	123.58		.45	.76	2.54
10/31/12[6,7]	10.00	.12	.09	.21	(.10)	10.11	2.10[8]	72	.24[8]	.19[8]	.50[8]	1.22[8]
Class B:
10/31/16	9.92	.15	(.01)	.14	(.13)	9.93	1.45[11]	—[10]	1.19[11]	1.15[11]	1.45[11]	1.54[11]
10/31/15	10.00	.17	(.09)	.08	(.16)	9.92	.81	—[10]	1.26	1.15	1.46	1.72
10/31/14	9.82	.19	.17	.36	(.18)	10.00	3.74	—[10]	1.27	1.15	1.46	1.91
10/31/13	10.12	.18	(.30)	(.12)	(.18)	9.82	(1.21)	—[10]	1.29	1.16	1.47	1.83
10/31/12[6,7]	10.00	.09	.09	.18	(.06)	10.12	1.84[8]	—[10]	.53[8]	.49[8]	.80[8]	.92[8]
Class C:
10/31/16	9.89	.15	—[9]	.15	(.15)	9.89	1.48	64	1.17	1.14	1.44	1.51
10/31/15	9.98	.17	(.09)	.08	(.17)	9.89	.76	51	1.25	1.14	1.45	1.73
10/31/14	9.80	.19	.18	.37	(.19)	9.98	3.79	42	1.26	1.14	1.45	1.90
10/31/13	10.10	.18	(.30)	(.12)	(.18)	9.80	(1.17)	39	1.28	1.15	1.46	1.85
10/31/12[6,7]	10.00	.09	.09	.18	(.08)	10.10	1.77[8]	22	.55[8]	.51[8]	.82[8]	.89[8]
Class F-1:
10/31/16	9.91	.22	(.01)	.21	(.22)	9.90	2.13	11.43		.40	.70	2.23
10/31/15	9.99	.24	(.08)	.16	(.24)	9.91	1.58	5.52		.41	.72	2.46
10/31/14	9.81	.26	.18	.44	(.26)	9.99	4.54	4.52		.40	.71	2.64
10/31/13	10.11	.26	(.31)	(.05)	(.25)	9.81	(.49)	5.56		.42	.73	2.56
10/31/12[6,7]	10.00	.12	.09	.21	(.10)	10.11	2.13[8]	9	.20[8]	.16[8]	.47[8]	1.24[8]
Class F-2:
10/31/16	9.91	.25	(.02)	.23	(.24)	9.90	2.37	34.18		.15	.45	2.50
10/31/15	9.99	.27	(.09)	.18	(.26)	9.91	1.83	24.27		.16	.47	2.71
10/31/14	9.81	.29	.18	.47	(.29)	9.99	4.81	11.26		.15	.46	2.89
10/31/13	10.11	.28	(.30)	(.02)	(.28)	9.81	(.22)	8.30		.16	.47	2.82
10/31/12[6,7]	10.00	.13	.09	.22	(.11)	10.11	2.25[8]	12	.10[8]	.05[8]	.36[8]	1.34[8]

	Period ended October 31,
Portfolio turnover rate for all share classes	2016	2015	2014	2013	2012[6,7,8,15]
Global Growth Portfolio	2%	2%	—%[16]	—%[16]	40%
Growth Portfolio	—[16]	—[16]	—[16]	—[16]	24
Growth and Income Portfolio	—[16]	—[16]	—[16]	—[16]	7
Balanced Portfolio	—[16]	13	—[16]	—[16]	9
Income Portfolio	8%	—[16]	—[16]	—[16]	7
Tax-Advantaged Income Portfolio	—[16]	1	1	2[15]	45
Preservation Portfolio	2	2	5	11[15]	16
Tax-Exempt Preservation Portfolio	6	8	14	28[15]	36

1 Based on average shares outstanding.

2 Total returns exclude any applicable sales charges.

3 This column reflects the impact, if any, of certain waivers/reimbursements from Capital Research and Management Company. During the periods shown, Capital Research and Management Company reduced fees for investment advisory services. During the periods shown, Capital Research and Management Company reimbursed other fees and expenses for Tax-Exempt Preservation Portfolio. During some of the periods shown, Capital Research and Management Company also reimbursed other fees and expenses for Preservation Portfolio.

4 This column does not include expenses of the underlying funds in which each fund invests.

5 This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.

6 Based on operations for the period shown and, accordingly, is not representative of a full year.

7 For the period May 18, 2012, commencement of operations, through October 31, 2012.

8 Not annualized.

9 Amount less than $.01.

10Amount less than $1 million.

11Although the fund has a plan of distribution for Class R-2E shares, fees for distribution services are not paid by the fund on accounts for which a broker-dealer (or other financial intermediary) has not been assigned, including amounts invested in the fund by Capital Research and Management Company and/or its affiliates. If fees for distribution services were charged on these assets, fund expenses would have been higher and net income and total return would have been lower.

12Class R-2E shares were offered beginning August 29, 2014.

13Class R-5E shares were offered beginning November 20, 2015.

14Annualized.

15Portfolio turnover rates reflect the redemption (or removal) of Capital Research and Management Company’s initial capital investment, without which the portfolio turnover rates would have been lower.

16Amount is either less than 1% or there is no turnover.

American Funds Portfolio Series / Prospectus     98

For shareholder services	American Funds Service Company (800) 421-4225
For retirement plan services	Call your employer or plan administrator
For 529 plans	American Funds Service Company (800) 421-4225, ext. 529
For dealer services	American Funds Distributors (800) 421-9900
For 24-hour information	American FundsLine (800) 325-3590 americanfunds.com For Class R share information, visit AmericanFundsRetirement.com
Telephone calls you have with American Funds may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to American Funds on the telephone, you consent to such monitoring and recording.

Multiple translations This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail. Liability is not limited as a result of any material misstatement or omission introduced in the translation.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the series, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the series’ investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Program description The CollegeAmerica® 529 program description contains additional information about the policies and services related to 529 plan accounts.

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the series, including the series’ financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the series, the series’ investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the series are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C., (202) 551-8090, on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on our website, americanfunds.com.

E-delivery and household mailings Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the series. You may also occasionally receive proxy statements for the series. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics, annual/semi-annual report to shareholders or applicable program description, please call American Funds Service Company at (800) 421-4225 or write to the secretary of the series at 6455 Irvine Center Drive, Irvine, California 92618.

Securities Investor Protection Corporation (SIPC) Shareholders may obtain information about SIPC® on its website at sipc.org or by calling (202) 371-8300.

MFGEPRX-900-0517P Litho in USA CGD/DFS/10208 Investment Company File No. 811-22656

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY